UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2016

Date of reporting period: October 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Market Neutral Strategy - U.S.

Portfolio of Investments

October 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 3.5%
Energy - 1.8%
Exxon Mobil Corp.	600	$49,644

Industrials - 1.7%
United Continental Holdings, Inc. (a)	800	48,248

Total Common Stocks (cost $101,612)		97,892

SHORT-TERM INVESTMENTS - 99.3%
Investment Companies - 21.0%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (b)(c) (cost $574,790)	574,790	574,790

	Principal Amount (000)
U.S. TREASURY BILLS - 78.3%
U.S. Treasury Bill
Zero Coupon, 12/03/15-1/07/16	$350	349,964
Zero Coupon, 11/19/15 (d)	1,800	1,799,966

Total U.S. Treasury Bills (cost $2,149,930)		2,149,930

Total Short-Term Investments (cost $2,724,720)		2,724,720

Total Investments - 102.8% (cost $2,826,332) (e)		2,822,612
Other assets less liabilities - (2.8)%		(77,846)

Net Assets – 100.0%		$2,744,766

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Morgan Stanley Capital Services:
3M Co.	74	FedFundEffective Plus 0.35%	$11	4/20/16	$499
3M Co.	31	FedFundEffective Plus 0.35%	5	4/20/16	305
3M Co.	66	FedFundEffective Plus 0.35%	11	4/20/16	(519)
3M Co.	164	FedFundEffective Plus 0.35%	27	4/20/16	(1,289)
Abbott Laboratories	1,505	FedFundEffective Plus 0.35%	65	4/20/16	2,951
AbbVie, Inc.	221	FedFundEffective Plus 0.35%	15	4/20/16	(2,170)
AbbVie, Inc.	696	FedFundEffective Plus 0.35%	45	4/20/16	(3,179)
AbbVie, Inc.	90	FedFundEffective Plus 0.35%	6	4/20/16	(802)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Accenture PLC	117	FedFundEffective Plus 0.35%	$12	4/20/16	$544
Accenture PLC	407	FedFundEffective Plus 0.35%	41	4/20/16	2,859
AES Corp./VA	825	FedFundEffective Plus 0.35%	11	4/20/16	(1,425)
AES Corp./VA	2,698	FedFundEffective Plus 0.35%	36	4/20/16	(5,875)
Aetna, Inc.	122	FedFundEffective Plus 0.35%	14	4/20/16	80
Aetna, Inc.	51	FedFundEffective Plus 0.35%	6	4/20/16	260
Aetna, Inc.	382	FedFundEffective Plus 0.35%	41	4/20/16	3,394
Aflac, Inc.	227	FedFundEffective Plus 0.35%	15	4/20/16	4
Aflac, Inc.	714	FedFundEffective Plus 0.35%	46	4/20/16	(324)
Aflac, Inc.	94	FedFundEffective Plus 0.35%	6	4/20/16	266
Agilent Technologies, Inc.	261	FedFundEffective Plus 0.35%	11	4/20/16	(856)
Agilent Technologies, Inc.	116	FedFundEffective Plus 0.35%	4	4/20/16	(112)
Agilent Technologies, Inc.	814	FedFundEffective Plus 0.35%	32	4/20/16	(1,408)
Alphabet, Inc.	80	FedFundEffective Plus 0.35%	52	4/20/16	6,898
American Financial Group, Inc./OH	218	FedFundEffective Plus 0.35%	15	4/20/16	650
American Financial Group, Inc./OH	443	FedFundEffective Plus 0.35%	29	4/20/16	3,038
American Financial Group, Inc./OH	90	FedFundEffective Plus 0.35%	6	4/20/16	617
American Financial Group, Inc./OH	94	FedFundEffective Plus 0.35%	6	4/20/16	456
American Financial Group, Inc./OH	81	FedFundEffective Plus 0.35%	5	4/20/16	410
American International Group, Inc.	809	FedFundEffective Plus 0.35%	51	4/20/16	(280)
American International Group, Inc.	231	FedFundEffective Plus 0.35%	15	4/20/16	(289)
Ameriprise Financial, Inc.	85	FedFundEffective Plus 0.35%	11	4/20/16	(808)
Ameriprise Financial, Inc.	36	FedFundEffective Plus 0.35%	4	4/20/16	(218)
Ameriprise Financial, Inc.	108	FedFundEffective Plus 0.35%	14	4/20/16	(1,316)
Ameriprise Financial, Inc.	160	FedFundEffective Plus 0.35%	21	4/20/16	(1,950)
AmerisourceBergen Corp.	100	FedFundEffective Plus 0.35%	10	4/20/16	(803)
AmerisourceBergen Corp.	319	FedFundEffective Plus 0.35%	37	4/20/16	(5,882)
AmerisourceBergen Corp.	38	FedFundEffective Plus 0.35%	4	4/20/16	(427)
Anthem, Inc.	118	FedFundEffective Plus 0.35%	18	4/20/16	(1,756)
Anthem, Inc.	48	FedFundEffective Plus 0.35%	7	4/20/16	(574)
Anthem, Inc.	341	FedFundEffective Plus 0.35%	52	4/20/16	(3,900)
Apple, Inc.	362	FedFundEffective Plus 0.35%	46	4/20/16	(2,449)
Apple, Inc.	77	FedFundEffective Plus 0.35%	9	4/20/16	(233)
Apple, Inc.	165	FedFundEffective Plus 0.35%	21	4/20/16	(994)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Apple, Inc.	173	FedFundEffective Plus 0.35%	$21	4/20/16	$(214)
Archer-Daniels-Midland Co.	200	FedFundEffective Plus 0.35%	9	4/20/16	(262)
Archer-Daniels-Midland Co.	1,370	FedFundEffective Plus 0.35%	66	4/20/16	(3,510)
Archer-Daniels-Midland Co.	452	FedFundEffective Plus 0.35%	22	4/20/16	(963)
AT&T, Inc.	512	FedFundEffective Plus 0.35%	18	4/20/16	(336)
AT&T, Inc.	214	FedFundEffective Plus 0.35%	7	4/20/16	(30)
AT&T, Inc.	72	FedFundEffective Plus 0.35%	2	4/20/16	96
AT&T, Inc.	1,408	FedFundEffective Plus 0.35%	46	4/20/16	1,877
Bank of America Corp.	719	FedFundEffective Plus 0.35%	13	4/20/16	(853)
Bank of America Corp.	2,264	FedFundEffective Plus 0.35%	35	4/20/16	2,692
Bank of America Corp.	298	FedFundEffective Plus 0.35%	5	4/20/16	(251)
Best Buy Co., Inc.	1,388	FedFundEffective Plus 0.35%	52	4/20/16	(2,894)
Cadence Design Systems, Inc.	639	FedFundEffective Plus 0.35%	13	4/20/16	704
Cadence Design Systems, Inc.	264	FedFundEffective Plus 0.35%	5	4/20/16	826
Cadence Design Systems, Inc.	981	FedFundEffective Plus 0.35%	18	4/20/16	3,382
Cadence Design Systems, Inc.	1,030	FedFundEffective Plus 0.35%	19	4/20/16	3,551
Campbell Soup Co.	980	FedFundEffective Plus 0.35%	46	4/20/16	4,126
Campbell Soup Co.	119	FedFundEffective Plus 0.35%	6	4/20/16	380
Campbell Soup Co.	308	FedFundEffective Plus 0.35%	15	4/20/16	576
Charles Schwab Corp. (The)	456	FedFundEffective Plus 0.35%	16	4/20/16	(2,018)
Charles Schwab Corp. (The)	650	FedFundEffective Plus 0.35%	20	4/20/16	7
Charles Schwab Corp. (The)	316	FedFundEffective Plus 0.35%	10	4/20/16	4
Charles Schwab Corp. (The)	480	FedFundEffective Plus 0.35%	15	4/20/16	(463)
Charles Schwab Corp. (The)	181	FedFundEffective Plus 0.35%	6	4/20/16	(648)
Check Point Software Technologies Ltd.	65	FedFundEffective Plus 0.35%	5	4/20/16	117
Check Point Software Technologies Ltd.	500	FedFundEffective Plus 0.35%	42	4/20/16	67
Check Point Software Technologies Ltd.	159	FedFundEffective Plus 0.35%	13	4/20/16	627
Chevron Corp.	306	FedFundEffective Plus 0.35%	34	4/20/16	(5,497)
Chevron Corp.	43	FedFundEffective Plus 0.35%	4	4/20/16	110
Chevron Corp.	100	FedFundEffective Plus 0.35%	9	4/20/16	243
Church & Dwight Co., Inc.	173	FedFundEffective Plus 0.35%	15	4/20/16	(97)
Church & Dwight Co., Inc.	604	FedFundEffective Plus 0.35%	51	4/20/16	824
Citigroup, Inc.	304	FedFundEffective Plus 0.35%	18	4/20/16	(1,639)
Citigroup, Inc.	91	FedFundEffective Plus 0.35%	5	4/20/16	(412)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	604	FedFundEffective Plus 0.35%	$32	4/20/16	$(20)
Citigroup, Inc.	363	FedFundEffective Plus 0.35%	21	4/20/16	(1,801)
Citrix Systems, Inc.	174	FedFundEffective Plus 0.35%	13	4/20/16	1,111
Citrix Systems, Inc.	65	FedFundEffective Plus 0.35%	4	4/20/16	873
Citrix Systems, Inc.	557	FedFundEffective Plus 0.35%	37	4/20/16	8,767
ConocoPhillips	220	FedFundEffective Plus 0.35%	15	4/20/16	(3,179)
ConocoPhillips	215	FedFundEffective Plus 0.35%	15	4/20/16	(3,107)
ConocoPhillips	202	FedFundEffective Plus 0.35%	10	4/20/16	826
CSX Corp.	356	FedFundEffective Plus 0.35%	11	4/20/16	(1,441)
CSX Corp.	560	FedFundEffective Plus 0.35%	18	4/20/16	(3,157)
CSX Corp.	561	FedFundEffective Plus 0.35%	18	4/20/16	(3,163)
CSX Corp.	147	FedFundEffective Plus 0.35%	5	4/20/16	(499)
CVS Health Corp.	144	FedFundEffective Plus 0.35%	16	4/20/16	(1,970)
CVS Health Corp.	210	FedFundEffective Plus 0.35%	21	4/20/16	(493)
CVS Health Corp.	242	FedFundEffective Plus 0.35%	25	4/20/16	(568)
CVS Health Corp.	61	FedFundEffective Plus 0.35%	7	4/20/16	(592)
Darden Restaurants, Inc.	944	FedFundEffective Plus 0.35%	66	4/20/16	(6,886)
Deere & Co.	158	FedFundEffective Plus 0.35%	15	4/20/16	(2,458)
Deere & Co.	496	FedFundEffective Plus 0.35%	44	4/20/16	(5,221)
Deere & Co.	66	FedFundEffective Plus 0.35%	6	4/20/16	(897)
DR Horton, Inc.	386	FedFundEffective Plus 0.35%	11	4/20/16	(110)
DR Horton, Inc.	155	FedFundEffective Plus 0.35%	4	4/20/16	414
DR Horton, Inc.	1,224	FedFundEffective Plus 0.35%	32	4/20/16	3,596
Dr Pepper Snapple Group, Inc.	190	FedFundEffective Plus 0.35%	15	4/20/16	1,849
Dr Pepper Snapple Group, Inc.	76	FedFundEffective Plus 0.35%	6	4/20/16	962
Dr Pepper Snapple Group, Inc.	170	FedFundEffective Plus 0.35%	13	4/20/16	2,037
Dr Pepper Snapple Group, Inc.	390	FedFundEffective Plus 0.35%	30	4/20/16	4,673
E*TRADE Financial Corp.	342	FedFundEffective Plus 0.35%	10	4/20/16	(38)
E*TRADE Financial Corp.	143	FedFundEffective Plus 0.35%	4	4/20/16	88
E*TRADE Financial Corp.	1,078	FedFundEffective Plus 0.35%	30	4/20/16	553
Emerson Electric Co.	240	FedFundEffective Plus 0.35%	12	4/20/16	(1,024)
Emerson Electric Co.	376	FedFundEffective Plus 0.35%	22	4/20/16	(4,293)
Emerson Electric Co.	380	FedFundEffective Plus 0.35%	23	4/20/16	(5,330)
Emerson Electric Co.	97	FedFundEffective Plus 0.35%	5	4/20/16	(271)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Endo International PLC	592	FedFundEffective Plus 0.35%	$45	4/20/16	$(9,085)
EOG Resources, Inc.	342	FedFundEffective Plus 0.35%	34	4/20/16	(4,116)
EOG Resources, Inc.	103	FedFundEffective Plus 0.35%	8	4/20/16	806
Everest Re Group Ltd.	64	FedFundEffective Plus 0.35%	12	4/20/16	(251)
Everest Re Group Ltd.	26	FedFundEffective Plus 0.35%	5	4/20/16	(214)
Everest Re Group Ltd.	111	FedFundEffective Plus 0.35%	20	4/20/16	(480)
Everest Re Group Ltd.	90	FedFundEffective Plus 0.35%	17	4/20/16	(389)
Exelon Corp.	427	FedFundEffective Plus 0.35%	14	4/20/16	(1,751)
Exelon Corp.	177	FedFundEffective Plus 0.35%	6	4/20/16	(492)
Exelon Corp.	1,343	FedFundEffective Plus 0.35%	45	4/20/16	(7,118)
Expedia, Inc.	141	FedFundEffective Plus 0.35%	17	4/20/16	2,548
Expedia, Inc.	275	FedFundEffective Plus 0.35%	29	4/20/16	8,309
Expedia, Inc.	91	FedFundEffective Plus 0.35%	10	4/20/16	2,872
Expedia, Inc.	108	FedFundEffective Plus 0.35%	11	4/20/16	3,621
FedEx Corp.	75	FedFundEffective Plus 0.35%	13	4/20/16	(1,200)
FedEx Corp.	103	FedFundEffective Plus 0.35%	17	4/20/16	(1,382)
FedEx Corp.	140	FedFundEffective Plus 0.35%	24	4/20/16	(1,879)
Fiserv, Inc.	260	FedFundEffective Plus 0.35%	21	4/20/16	4,538
Fiserv, Inc.	239	FedFundEffective Plus 0.35%	19	4/20/16	4,171
Fiserv, Inc.	67	FedFundEffective Plus 0.35%	6	4/20/16	729
Fiserv, Inc.	159	FedFundEffective Plus 0.35%	14	4/20/16	1,411
Foot Locker, Inc.	460	FedFundEffective Plus 0.35%	28	4/20/16	3,305
Foot Locker, Inc.	270	FedFundEffective Plus 0.35%	16	4/20/16	1,940
Foot Locker, Inc.	92	FedFundEffective Plus 0.35%	6	4/20/16	(90)
Foot Locker, Inc.	230	FedFundEffective Plus 0.35%	16	4/20/16	(639)
General Electric Co.	732	FedFundEffective Plus 0.35%	20	4/20/16	1,823
General Electric Co.	1,269	FedFundEffective Plus 0.35%	34	4/20/16	2,679
General Electric Co.	292	FedFundEffective Plus 0.35%	8	4/20/16	996
General Electric Co.	659	FedFundEffective Plus 0.35%	17	4/20/16	1,994
Gilead Sciences, Inc.	627	FedFundEffective Plus 0.35%	67	4/20/16	670
Goldman Sachs Group, Inc. (The)	98	FedFundEffective Plus 0.35%	20	4/20/16	(1,818)
Goldman Sachs Group, Inc. (The)	60	FedFundEffective Plus 0.35%	12	4/20/16	(779)
Goldman Sachs Group, Inc. (The)	210	FedFundEffective Plus 0.35%	42	4/20/16	(2,728)
Goldman Sachs Group, Inc. (The)	31	FedFundEffective Plus 0.35%	6	4/20/16	(650)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Group, Inc. (The)	39	FedFundEffective Plus 0.35%	$8	4/20/16	$(654)
Goodyear Tire & Rubber Co. (The)	1,166	FedFundEffective Plus 0.35%	32	4/20/16	6,620
Goodyear Tire & Rubber Co. (The)	147	FedFundEffective Plus 0.35%	4	4/20/16	576
Goodyear Tire & Rubber Co. (The)	369	FedFundEffective Plus 0.35%	11	4/20/16	1,069
Halliburton Co.	759	FedFundEffective Plus 0.35%	32	4/20/16	(2,787)
Helmerich & Payne, Inc.	378	FedFundEffective Plus 0.35%	29	4/20/16	(7,688)
Helmerich & Payne, Inc.	116	FedFundEffective Plus 0.35%	7	4/20/16	(131)
HollyFrontier Corp.	640	FedFundEffective Plus 0.35%	31	4/20/16	325
Hollyfrontier Corp.	743	FedFundEffective Plus 0.35%	36	4/20/16	698
Hologic, Inc.	269	FedFundEffective Plus 0.35%	11	4/20/16	(750)
Hologic, Inc.	122	FedFundEffective Plus 0.35%	5	4/20/16	149
Hologic, Inc.	835	FedFundEffective Plus 0.35%	32	4/20/16	442
Home Depot, Inc. (The)	315	FedFundEffective Plus 0.35%	36	4/20/16	3,004
Home Depot, Inc. (The)	35	FedFundEffective Plus 0.35%	4	4/20/16	358
Home Depot, Inc. (The)	239	FedFundEffective Plus 0.35%	27	4/20/16	2,520
Home Depot, Inc. (The)	83	FedFundEffective Plus 0.35%	10	4/20/16	552
Illinois Tool Works, Inc.	84	FedFundEffective Plus 0.35%	7	4/20/16	426
Illinois Tool Works, Inc.	319	FedFundEffective Plus 0.35%	30	4/20/16	(177)
Illinois Tool Works, Inc.	218	FedFundEffective Plus 0.35%	22	4/20/16	(1,436)
Illinois Tool Works, Inc.	188	FedFundEffective Plus 0.35%	17	4/20/16	554
Interactive Brokers Group, Inc.	249	FedFundEffective Plus 0.35%	10	4/20/16	246
Interactive Brokers Group, Inc.	140	FedFundEffective Plus 0.35%	6	4/20/16	(20)
Interactive Brokers Group, Inc.	725	FedFundEffective Plus 0.35%	24	4/20/16	6,010
International Flavors & Fragrances, Inc.	49	FedFundEffective Plus 0.35%	5	4/20/16	287
International Flavors & Fragrances, Inc.	364	FedFundEffective Plus 0.35%	43	4/20/16	(723)
International Flavors & Fragrances, Inc.	116	FedFundEffective Plus 0.35%	13	4/20/16	56
International Paper Co.	87	FedFundEffective Plus 0.35%	4	4/20/16	(410)
International Paper Co.	645	FedFundEffective Plus 0.35%	35	4/20/16	(7,407)
International Paper Co.	210	FedFundEffective Plus 0.35%	10	4/20/16	(996)
Interpublic Group of Cos., Inc. (The)	166	FedFundEffective Plus 0.35%	3	4/20/16	384
Interpublic Group of Cos., Inc. (The)	1,108	FedFundEffective Plus 0.35%	24	4/20/16	1,899
Interpublic Group of Cos., Inc. (The)	1,193	FedFundEffective Plus 0.35%	25	4/20/16	2,045
Intuit, Inc.	140	FedFundEffective Plus 0.35%	15	4/20/16	(1,151)
Intuit, Inc.	435	FedFundEffective Plus 0.35%	45	4/20/16	(2,084)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Intuit, Inc.	60	FedFundEffective Plus 0.35%	$6	4/20/16	$(468)
JPMorgan Chase & Co.	310	FedFundEffective Plus 0.35%	21	4/20/16	(1,232)
JPMorgan Chase & Co.	130	FedFundEffective Plus 0.35%	9	4/20/16	(390)
JPMorgan Chase & Co.	948	FedFundEffective Plus 0.35%	61	4/20/16	604
Juniper Networks, Inc.	2,062	FedFundEffective Plus 0.35%	53	4/20/16	11,780
Kimberly-Clark Corp.	62	FedFundEffective Plus 0.35%	7	4/20/16	525
Kimberly-Clark Corp.	392	FedFundEffective Plus 0.35%	42	4/20/16	4,990
Kimberly-Clark Corp.	135	FedFundEffective Plus 0.35%	16	4/20/16	717
Kroger Co. (The)	1,336	FedFundEffective Plus 0.35%	52	4/20/16	(1,189)
Kroger Co. (The)	386	FedFundEffective Plus 0.35%	15	4/20/16	(515)
L Brands, Inc.	574	FedFundEffective Plus 0.35%	53	4/20/16	2,505
Lincoln National Corp.	222	FedFundEffective Plus 0.35%	13	4/20/16	(719)
Lincoln National Corp.	91	FedFundEffective Plus 0.35%	5	4/20/16	(305)
Lincoln National Corp.	697	FedFundEffective Plus 0.35%	41	4/20/16	(3,290)
LyondellBasell Industries NV	124	FedFundEffective Plus 0.35%	12	4/20/16	(174)
LyondellBasell Industries NV	390	FedFundEffective Plus 0.35%	38	4/20/16	(977)
LyondellBasell Industries NV	53	FedFundEffective Plus 0.35%	5	4/20/16	217
ManpowerGroup, Inc.	59	FedFundEffective Plus 0.35%	5	4/20/16	244
ManpowerGroup, Inc.	286	FedFundEffective Plus 0.35%	24	4/20/16	2,051
ManpowerGroup, Inc.	160	FedFundEffective Plus 0.35%	14	4/20/16	1,148
ManpowerGroup, Inc.	141	FedFundEffective Plus 0.35%	13	4/20/16	65
Marathon Petroleum Corp.	217	FedFundEffective Plus 0.35%	12	4/20/16	(649)
Marathon Petroleum Corp.	680	FedFundEffective Plus 0.35%	37	4/20/16	(1,571)
Marathon Petroleum Corp.	97	FedFundEffective Plus 0.35%	5	4/20/16	(313)
Masco Corp.	1,332	FedFundEffective Plus 0.35%	33	4/20/16	6,267
Masco Corp.	166	FedFundEffective Plus 0.35%	4	4/20/16	979
Masco Corp.	420	FedFundEffective Plus 0.35%	11	4/20/16	1,004
MasterCard, Inc.	156	FedFundEffective Plus 0.35%	15	4/20/16	175
MasterCard, Inc.	62	FedFundEffective Plus 0.35%	6	4/20/16	266
MasterCard, Inc.	183	FedFundEffective Plus 0.35%	16	4/20/16	1,796
MasterCard, Inc.	209	FedFundEffective Plus 0.35%	19	4/20/16	2,051
MasterCard, Inc.	100	FedFundEffective Plus 0.35%	9	4/20/16	643
McCormick & Co., Inc./MD	73	FedFundEffective Plus 0.35%	6	4/20/16	344
McCormick & Co., Inc./MD	594	FedFundEffective Plus 0.35%	46	4/20/16	4,130

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
McCormick & Co., Inc./MD	187	FedFundEffective Plus 0.35%	$15	4/20/16	$451
MetLife, Inc.	242	FedFundEffective Plus 0.35%	14	4/20/16	(1,234)
MetLife, Inc.	598	FedFundEffective Plus 0.35%	30	4/20/16	19
MetLife, Inc.	101	FedFundEffective Plus 0.35%	6	4/20/16	(425)
Michaels Cos., Inc. (The)	442	FedFundEffective Plus 0.35%	11	4/20/16	(899)
Michaels Cos., Inc. (The)	1,501	FedFundEffective Plus 0.35%	43	4/20/16	(7,708)
Microsoft Corp.	848	FedFundEffective Plus 0.35%	40	4/20/16	5,147
Microsoft Corp.	110	FedFundEffective Plus 0.35%	5	4/20/16	795
Microsoft Corp.	253	FedFundEffective Plus 0.35%	11	4/20/16	2,718
Microsoft Corp.	433	FedFundEffective Plus 0.35%	18	4/20/16	4,652
Monster Beverage Corp.	393	FedFundEffective Plus 0.35%	52	4/20/16	1,483
Moody’s Corp.	124	FedFundEffective Plus 0.35%	14	4/20/16	(1,843)
Moody’s Corp.	53	FedFundEffective Plus 0.35%	6	4/20/16	(716)
Moody’s Corp.	240	FedFundEffective Plus 0.35%	25	4/20/16	(2,206)
Moody’s Corp.	151	FedFundEffective Plus 0.35%	16	4/20/16	(1,388)
Motorola Solutions, Inc.	762	FedFundEffective Plus 0.35%	53	4/20/16	887
Nasdaq, Inc.	1,022	FedFundEffective Plus 0.35%	53	4/20/16	6,618
Nucor Corp.	230	FedFundEffective Plus 0.35%	10	4/20/16	(449)
Nucor Corp.	102	FedFundEffective Plus 0.35%	4	4/20/16	(145)
Nucor Corp.	719	FedFundEffective Plus 0.35%	32	4/20/16	(872)
O’Reilly Automotive, Inc.	58	FedFundEffective Plus 0.35%	14	4/20/16	1,957
O’Reilly Automotive, Inc.	25	FedFundEffective Plus 0.35%	6	4/20/16	932
O’Reilly Automotive, Inc.	180	FedFundEffective Plus 0.35%	39	4/20/16	10,776
Omnicom Group, Inc.	61	FedFundEffective Plus 0.35%	4	4/20/16	264
Omnicom Group, Inc.	490	FedFundEffective Plus 0.35%	37	4/20/16	289
Omnicom Group, Inc.	155	FedFundEffective Plus 0.35%	11	4/20/16	353
PepsiCo, Inc.	53	FedFundEffective Plus 0.35%	5	4/20/16	374
PepsiCo, Inc.	428	FedFundEffective Plus 0.35%	41	4/20/16	3,208
PepsiCo, Inc.	136	FedFundEffective Plus 0.35%	13	4/20/16	821
Phillips 66	119	FedFundEffective Plus 0.35%	10	4/20/16	1,126
Phillips 66	379	FedFundEffective Plus 0.35%	30	4/20/16	4,138
Phillips 66	23	FedFundEffective Plus 0.35%	2	4/20/16	251
Pinnacle Foods, Inc.	1,329	FedFundEffective Plus 0.35%	59	4/20/16	(308)
PNC Financial Services Group, Inc. (The)	152	FedFundEffective Plus 0.35%	15	4/20/16	(1,175)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
PNC Financial Services Group, Inc. (The)	240	FedFundEffective Plus 0.35%	$22	4/20/16	$(308)
PNC Financial Services Group, Inc. (The)	243	FedFundEffective Plus 0.35%	22	4/20/16	(312)
PNC Financial Services Group, Inc. (The)	61	FedFundEffective Plus 0.35%	6	4/20/16	(417)
Prudential Financial, Inc.	148	FedFundEffective Plus 0.35%	13	4/20/16	(828)
Prudential Financial, Inc.	62	FedFundEffective Plus 0.35%	5	4/20/16	(194)
Prudential Financial, Inc.	370	FedFundEffective Plus 0.35%	30	4/20/16	1,182
Public Service Enterprise Group, Inc.	372	FedFundEffective Plus 0.35%	16	4/20/16	(116)
Public Service Enterprise Group, Inc.	164	FedFundEffective Plus 0.35%	7	4/20/16	241
Public Service Enterprise Group, Inc.	790	FedFundEffective Plus 0.35%	33	4/20/16	418
Public Service Enterprise Group, Inc.	288	FedFundEffective Plus 0.35%	11	4/20/16	544
PVH Corp.	88	FedFundEffective Plus 0.35%	10	4/20/16	(2,199)
PVH Corp.	39	FedFundEffective Plus 0.35%	4	4/20/16	(821)
PVH Corp.	264	FedFundEffective Plus 0.35%	31	4/20/16	(7,026)
Raymond James Financial, Inc.	1,006	FedFundEffective Plus 0.35%	53	4/20/16	2,983
Reinsurance Group of America, Inc.	134	FedFundEffective Plus 0.35%	13	4/20/16	(875)
Reinsurance Group of America, Inc.	56	FedFundEffective Plus 0.35%	5	4/20/16	(286)
Reinsurance Group of America, Inc.	135	FedFundEffective Plus 0.35%	13	4/20/16	(438)
Reinsurance Group of America, Inc.	286	FedFundEffective Plus 0.35%	27	4/20/16	(927)
Royal Caribbean Cruises Ltd.	708	FedFundEffective Plus 0.35%	65	4/20/16	4,621
salesforce.com, Inc.	142	FedFundEffective Plus 0.35%	10	4/20/16	574
salesforce.com, Inc.	462	FedFundEffective Plus 0.35%	33	4/20/16	2,585
salesforce.com, Inc.	60	FedFundEffective Plus 0.35%	4	4/20/16	250
salesforce.com, Inc.	279	FedFundEffective Plus 0.35%	19	4/20/16	2,203
Sealed Air Corp.	615	FedFundEffective Plus 0.35%	32	4/20/16	(1,611)
Sealed Air Corp.	87	FedFundEffective Plus 0.35%	4	4/20/16	(59)
Sealed Air Corp.	197	FedFundEffective Plus 0.35%	11	4/20/16	(835)
Service Corp. International/US	403	FedFundEffective Plus 0.35%	12	4/20/16	(986)
Service Corp. International/US	1,406	FedFundEffective Plus 0.35%	41	4/20/16	(1,030)
Sherwin-Williams Co. (The)	51	FedFundEffective Plus 0.35%	14	4/20/16	(599)
Sherwin-Williams Co. (The)	142	FedFundEffective Plus 0.35%	41	4/20/16	(3,037)
Southwest Airlines Co.	285	FedFundEffective Plus 0.35%	10	4/20/16	2,917
Southwest Airlines Co.	118	FedFundEffective Plus 0.35%	4	4/20/16	1,335
Southwest Airlines Co.	898	FedFundEffective Plus 0.35%	38	4/20/16	4,002
Spirit AeroSystems Holdings, Inc.	885	FedFundEffective Plus 0.35%	46	4/20/16	1,087

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Starbucks Corp.	279	FedFundEffective Plus 0.35%	$16	4/20/16	$1,300
Starbucks Corp.	111	FedFundEffective Plus 0.35%	6	4/20/16	613
Starbucks Corp.	140	FedFundEffective Plus 0.35%	7	4/20/16	2,042
Starbucks Corp.	671	FedFundEffective Plus 0.35%	32	4/20/16	9,789
Stryker Corp.	74	FedFundEffective Plus 0.35%	7	4/20/16	(345)
Stryker Corp.	183	FedFundEffective Plus 0.35%	19	4/20/16	(1,173)
Stryker Corp.	42	FedFundEffective Plus 0.35%	4	4/20/16	156
Stryker Corp.	330	FedFundEffective Plus 0.35%	30	4/20/16	1,224
Stryker Corp.	190	FedFundEffective Plus 0.35%	18	4/20/16	481
Target Corp.	160	FedFundEffective Plus 0.35%	13	4/20/16	(355)
Target Corp.	429	FedFundEffective Plus 0.35%	34	4/20/16	(1,161)
Target Corp.	53	FedFundEffective Plus 0.35%	4	4/20/16	(115)
Target Corp.	185	FedFundEffective Plus 0.35%	15	4/20/16	(863)
TJX Cos., Inc. (The)	218	FedFundEffective Plus 0.35%	15	4/20/16	759
TJX Cos., Inc. (The)	759	FedFundEffective Plus 0.35%	51	4/20/16	4,532
TransDigm Group, Inc.	50	FedFundEffective Plus 0.35%	11	4/20/16	(323)
TransDigm Group, Inc.	155	FedFundEffective Plus 0.35%	34	4/20/16	(461)
TransDigm Group, Inc.	21	FedFundEffective Plus 0.35%	5	4/20/16	(24)
UnitedHealth Group, Inc.	360	FedFundEffective Plus 0.35%	42	4/20/16	376
UnitedHealth Group, Inc.	53	FedFundEffective Plus 0.35%	6	4/20/16	55
UnitedHealth Group, Inc.	55	FedFundEffective Plus 0.35%	6	4/20/16	43
UnitedHealth Group, Inc.	131	FedFundEffective Plus 0.35%	16	4/20/16	(496)
Valero Energy Corp.	81	FedFundEffective Plus 0.35%	5	4/20/16	92
Valero Energy Corp.	182	FedFundEffective Plus 0.35%	12	4/20/16	17
Valero Energy Corp.	612	FedFundEffective Plus 0.35%	40	4/20/16	609
Valero Energy Corp.	181	FedFundEffective Plus 0.35%	11	4/20/16	587
Verisign, Inc.	764	FedFundEffective Plus 0.35%	52	4/20/16	9,054
Waste Management, Inc.	938	FedFundEffective Plus 0.35%	47	4/20/16	3,719
Waste Management, Inc.	269	FedFundEffective Plus 0.35%	14	4/20/16	759
Waters Corp.	93	FedFundEffective Plus 0.35%	12	4/20/16	(620)
Waters Corp.	142	FedFundEffective Plus 0.35%	18	4/20/16	418
Waters Corp.	150	FedFundEffective Plus 0.35%	19	4/20/16	441
Waters Corp.	39	FedFundEffective Plus 0.35%	5	4/20/16	(75)
Wells Fargo & Co.	345	FedFundEffective Plus 0.35%	20	4/20/16	(1,183)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Wells Fargo & Co.	1,056	FedFundEffective Plus 0.35%	$58	4/20/16	$(170)
Wells Fargo & Co.	144	FedFundEffective Plus 0.35%	8	4/20/16	(431)
Western Union Co. (The)	653	FedFundEffective Plus 0.35%	13	4/20/16	(529)
Western Union Co. (The)	2,024	FedFundEffective Plus 0.35%	42	4/20/16	(2,678)
Western Union Co. (The)	43	FedFundEffective Plus 0.35%	1	4/20/16	(118)
Western Union Co. (The)	258	FedFundEffective Plus 0.35%	5	4/20/16	231
Wyndham Worldwide Corp.	127	FedFundEffective Plus 0.35%	10	4/20/16	(71)
Wyndham Worldwide Corp.	54	FedFundEffective Plus 0.35%	4	4/20/16	(38)
Wyndham Worldwide Corp.	398	FedFundEffective Plus 0.35%	36	4/20/16	(3,565)
Zoetis, Inc.	318	FedFundEffective Plus 0.35%	16	4/20/16	(2,026)
Zoetis, Inc.	133	FedFundEffective Plus 0.35%	7	4/20/16	(855)
Zoetis, Inc.	860	FedFundEffective Plus 0.35%	40	4/20/16	(3,450)
Zoetis, Inc.	139	FedFundEffective Plus 0.35%	7	4/20/16	(558)
Pay Total Return on Reference Obligation
Morgan Stanley Capital Services:
Adobe Systems, Inc.	147	FedFundEffective Minus 0.25%	12	4/20/16	(905)
Adobe Systems, Inc.	511	FedFundEffective Minus 0.25%	41	4/20/16	(4,673)
Affiliated Managers Group, Inc.	47	FedFundEffective Minus 0.25%	10	4/20/16	1,839
Affiliated Managers Group, Inc.	23	FedFundEffective Minus 0.25%	5	4/20/16	688
Affiliated Managers Group, Inc.	130	FedFundEffective Minus 0.25%	29	4/20/16	5,087
Affiliated Managers Group, Inc.	57	FedFundEffective Minus 0.25%	12	4/20/16	1,608
Air Products & Chemicals, Inc.	33	FedFundEffective Minus 0.25%	4	4/20/16	(365)
Air Products & Chemicals, Inc.	221	FedFundEffective Minus 0.25%	34	4/20/16	2,674
Air Products & Chemicals, Inc.	102	FedFundEffective Minus 0.25%	15	4/20/16	250
Air Products & Chemicals, Inc.	103	FedFundEffective Minus 0.25%	13	4/20/16	(1,164)
Airgas, Inc.	84	FedFundEffective Minus 0.25%	9	4/20/16	434
Airgas, Inc.	255	FedFundEffective Minus 0.25%	27	4/20/16	2,105
Airgas, Inc.	35	FedFundEffective Minus 0.25%	3	4/20/16	(11)
Alliance Data Systems Corp.	69	FedFundEffective Minus 0.25%	17	4/20/16	(3,140)
Alliance Data Systems Corp.	40	FedFundEffective Minus 0.25%	11	4/20/16	(980)
Alliance Data Systems Corp.	17	FedFundEffective Minus 0.25%	5	4/20/16	(426)
Alliance Data Systems Corp.	72	FedFundEffective Minus 0.25%	22	4/20/16	343
Alliance Data Systems Corp.	60	FedFundEffective Minus 0.25%	18	4/20/16	286
Ally Financial, Inc.	304	FedFundEffective Minus 0.25%	6	4/20/16	319

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	207	FedFundEffective Minus 0.25%	$5	4/20/16	$379
Ally Financial, Inc.	510	FedFundEffective Minus 0.25%	12	4/20/16	1,468
Ally Financial, Inc.	1,765	FedFundEffective Minus 0.25%	37	4/20/16	2,275
Amdocs Ltd.	574	FedFundEffective Minus 0.25%	32	4/20/16	(2,474)
Amdocs Ltd.	185	FedFundEffective Minus 0.25%	11	4/20/16	(228)
Amdocs Ltd.	82	FedFundEffective Minus 0.25%	5	4/20/16	(349)
American Express Co.	693	FedFundEffective Minus 0.25%	52	4/20/16	1,163
AMETEK, Inc.	187	FedFundEffective Minus 0.25%	10	4/20/16	(385)
AMETEK, Inc.	77	FedFundEffective Minus 0.25%	4	4/20/16	(194)
AMETEK, Inc.	589	FedFundEffective Minus 0.25%	31	4/20/16	(996)
Amphenol Corp.	74	FedFundEffective Minus 0.25%	4	4/20/16	79
Amphenol Corp.	178	FedFundEffective Minus 0.25%	10	4/20/16	412
Amphenol Corp.	559	FedFundEffective Minus 0.25%	33	4/20/16	2,651
Anadarko Petroleum Corp.	36	FedFundEffective Minus 0.25%	3	4/20/16	131
Anadarko Petroleum Corp.	87	FedFundEffective Minus 0.25%	7	4/20/16	686
Anadarko Petroleum Corp.	268	FedFundEffective Minus 0.25%	25	4/20/16	7,278
Aon PLC	568	FedFundEffective Minus 0.25%	52	4/20/16	(1,150)
Autodesk, Inc.	1,128	FedFundEffective Minus 0.25%	52	4/20/16	(10,100)
Automatic Data Processing, Inc.	671	FedFundEffective Minus 0.25%	52	4/20/16	(6,277)
AutoZone, Inc.	6	FedFundEffective Minus 0.25%	4	4/20/16	(671)
AutoZone, Inc.	16	FedFundEffective Minus 0.25%	11	4/20/16	(1,321)
AutoZone, Inc.	27	FedFundEffective Minus 0.25%	19	4/20/16	(2,447)
AutoZone, Inc.	20	FedFundEffective Minus 0.25%	14	4/20/16	(1,812)
Bank of New York Mellon Corp. (The)	145	FedFundEffective Minus 0.25%	6	4/20/16	149
Bank of New York Mellon Corp. (The)	349	FedFundEffective Minus 0.25%	15	4/20/16	519
Bank of New York Mellon Corp. (The)	97	FedFundEffective Minus 0.25%	4	4/20/16	(93)
Bank of New York Mellon Corp. (The)	630	FedFundEffective Minus 0.25%	26	4/20/16	(607)
Bank of New York Mellon Corp. (The)	371	FedFundEffective Minus 0.25%	15	4/20/16	(357)
Baxter International, Inc.	136	FedFundEffective Minus 0.25%	5	4/20/16	21
Baxter International, Inc.	937	FedFundEffective Minus 0.25%	36	4/20/16	901
Baxter International, Inc.	302	FedFundEffective Minus 0.25%	12	4/20/16	674
BB&T Corp.	130	FedFundEffective Minus 0.25%	5	4/20/16	388
BB&T Corp.	314	FedFundEffective Minus 0.25%	13	4/20/16	976
BB&T Corp.	96	FedFundEffective Minus 0.25%	4	4/20/16	160

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
BB&T Corp.	670	FedFundEffective Minus 0.25%	$26	4/20/16	$1,114
BB&T Corp.	223	FedFundEffective Minus 0.25%	9	4/20/16	371
Becton Dickinson and Co.	29	FedFundEffective Minus 0.25%	4	4/20/16	85
Becton Dickinson and Co.	71	FedFundEffective Minus 0.25%	11	4/20/16	609
Becton Dickinson and Co.	225	FedFundEffective Minus 0.25%	32	4/20/16	(488)
Berkshire Hathaway, Inc.	498	FedFundEffective Minus 0.25%	65	4/20/16	(2,874)
BlackRock, Inc.	14	FedFundEffective Minus 0.25%	5	4/20/16	(293)
BlackRock, Inc.	36	FedFundEffective Minus 0.25%	12	4/20/16	(605)
BlackRock, Inc.	113	FedFundEffective Minus 0.25%	41	4/20/16	930
Boeing Co. (The)	28	FedFundEffective Minus 0.25%	4	4/20/16	(210)
Boeing Co. (The)	68	FedFundEffective Minus 0.25%	10	4/20/16	(337)
Boeing Co. (The)	216	FedFundEffective Minus 0.25%	32	4/20/16	(564)
Bristol-Myers Squibb Co.	897	FedFundEffective Minus 0.25%	53	4/20/16	(6,826)
Brown-Forman Corp.	41	FedFundEffective Minus 0.25%	4	4/20/16	(203)
Brown-Forman Corp.	99	FedFundEffective Minus 0.25%	11	4/20/16	76
Brown-Forman Corp.	309	FedFundEffective Minus 0.25%	29	4/20/16	(4,241)
Calpine Corp.	1,031	FedFundEffective Minus 0.25%	17	4/20/16	1,104
Calpine Corp.	707	FedFundEffective Minus 0.25%	13	4/20/16	2,016
Calpine Corp.	185	FedFundEffective Minus 0.25%	3	4/20/16	233
Calpine Corp.	33	FedFundEffective Minus 0.25%	1	4/20/16	247
Calpine Corp.	1,220	FedFundEffective Minus 0.25%	28	4/20/16	9,139
Capital One Financial Corp.	139	FedFundEffective Minus 0.25%	11	4/20/16	203
Capital One Financial Corp.	58	FedFundEffective Minus 0.25%	5	4/20/16	(41)
Capital One Financial Corp.	437	FedFundEffective Minus 0.25%	36	4/20/16	1,399
Cardinal Health, Inc.	51	FedFundEffective Minus 0.25%	4	4/20/16	(15)
Cardinal Health, Inc.	130	FedFundEffective Minus 0.25%	11	4/20/16	251
Cardinal Health, Inc.	416	FedFundEffective Minus 0.25%	37	4/20/16	2,385
CarMax, Inc.	138	FedFundEffective Minus 0.25%	9	4/20/16	780
CarMax, Inc.	58	FedFundEffective Minus 0.25%	4	4/20/16	203
CarMax, Inc.	421	FedFundEffective Minus 0.25%	30	4/20/16	5,621
Carnival Corp.	112	FedFundEffective Minus 0.25%	6	4/20/16	(443)
Carnival Corp.	266	FedFundEffective Minus 0.25%	14	4/20/16	(228)
Carnival Corp.	490	FedFundEffective Minus 0.25%	23	4/20/16	(3,708)
Carnival Corp.	345	FedFundEffective Minus 0.25%	16	4/20/16	(2,611)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Celgene Corp.	263	FedFundEffective Minus 0.25%	$35	4/20/16	$2,747
Celgene Corp.	78	FedFundEffective Minus 0.25%	10	4/20/16	728
Cerner Corp.	168	FedFundEffective Minus 0.25%	12	4/20/16	955
Cerner Corp.	527	FedFundEffective Minus 0.25%	36	4/20/16	1,118
Cerner Corp.	75	FedFundEffective Minus 0.25%	5	4/20/16	97
CH Robinson Worldwide, Inc.	112	FedFundEffective Minus 0.25%	8	4/20/16	18
CH Robinson Worldwide, Inc.	442	FedFundEffective Minus 0.25%	31	4/20/16	56
Charter Communications, Inc.	73	FedFundEffective Minus 1.64%	14	4/20/16	(308)
Charter Communications, Inc.	28	FedFundEffective Minus 1.63%	5	4/20/16	(282)
Charter Communications, Inc.	229	FedFundEffective Minus 0.25%	41	4/20/16	(3,077)
Cheniere Energy, Inc.	135	FedFundEffective Minus 0.25%	9	4/20/16	2,593
Cheniere Energy, Inc.	48	FedFundEffective Minus 0.25%	3	4/20/16	649
Cheniere Energy, Inc.	419	FedFundEffective Minus 0.25%	32	4/20/16	11,018
Chipotle Mexican Grill, Inc.	17	FedFundEffective Minus 0.25%	13	4/20/16	1,719
Chipotle Mexican Grill, Inc.	52	FedFundEffective Minus 0.25%	35	4/20/16	1,923
Cincinnati Financial Corp.	76	FedFundEffective Minus 0.25%	4	4/20/16	(604)
Cincinnati Financial Corp.	182	FedFundEffective Minus 0.25%	10	4/20/16	(973)
Cincinnati Financial Corp.	568	FedFundEffective Minus 0.25%	31	4/20/16	(4,167)
CIT Group, Inc.	97	FedFundEffective Minus 0.25%	5	4/20/16	339
CIT Group, Inc.	250	FedFundEffective Minus 0.25%	12	4/20/16	866
CIT Group, Inc.	794	FedFundEffective Minus 0.25%	37	4/20/16	2,162
Clorox Co. (The)	535	FedFundEffective Minus 0.25%	59	4/20/16	(7,027)
Coca-Cola Co. (The)	136	FedFundEffective Minus 0.25%	5	4/20/16	(366)
Coca-Cola Co. (The)	326	FedFundEffective Minus 0.25%	13	4/20/16	(624)
Coca-Cola Co. (The)	318	FedFundEffective Minus 0.25%	13	4/20/16	(804)
Coca-Cola Co. (The)	710	FedFundEffective Minus 0.25%	29	4/20/16	(1,796)
Coca-Cola Enterprises, Inc.	126	FedFundEffective Minus 0.25%	6	4/20/16	(883)
Coca-Cola Enterprises, Inc.	300	FedFundEffective Minus 0.25%	16	4/20/16	61
Coca-Cola Enterprises, Inc.	945	FedFundEffective Minus 0.25%	43	4/20/16	(6,263)
Colgate-Palmolive Co.	101	FedFundEffective Minus 0.25%	7	4/20/16	(37)
Colgate-Palmolive Co.	221	FedFundEffective Minus 0.25%	15	4/20/16	245
Colgate-Palmolive Co.	688	FedFundEffective Minus 0.25%	45	4/20/16	(800)
Costco Wholesale Corp.	38	FedFundEffective Minus 0.25%	5	4/20/16	(551)
Costco Wholesale Corp.	94	FedFundEffective Minus 0.25%	14	4/20/16	(1,256)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Costco Wholesale Corp.	297	FedFundEffective Minus 0.25%	$41	4/20/16	$(6,227)
Danaher Corp.	77	FedFundEffective Minus 0.25%	7	4/20/16	(463)
Danaher Corp.	183	FedFundEffective Minus 0.25%	17	4/20/16	(297)
Danaher Corp.	574	FedFundEffective Minus 0.25%	49	4/20/16	(4,583)
DENTSPLY International, Inc.	164	FedFundEffective Minus 0.25%	9	4/20/16	(716)
DENTSPLY International, Inc.	66	FedFundEffective Minus 0.25%	3	4/20/16	(602)
DENTSPLY International, Inc.	518	FedFundEffective Minus 0.25%	27	4/20/16	(4,334)
Dollar General Corp.	723	FedFundEffective Minus 0.25%	51	4/20/16	1,416
Dominion Resources, Inc./VA	169	FedFundEffective Minus 0.25%	12	4/20/16	(46)
Dominion Resources, Inc./VA	382	FedFundEffective Minus 0.25%	26	4/20/16	(1,175)
Dominion Resources, Inc./VA	210	FedFundEffective Minus 0.25%	15	4/20/16	28
Ecolab, Inc.	42	FedFundEffective Minus 0.25%	5	4/20/16	(548)
Ecolab, Inc.	101	FedFundEffective Minus 0.25%	12	4/20/16	(476)
Ecolab, Inc.	250	FedFundEffective Minus 0.25%	29	4/20/16	(988)
Ecolab, Inc.	69	FedFundEffective Minus 0.25%	8	4/20/16	(273)
EMC Corp./MA	195	FedFundEffective Minus 0.25%	5	4/20/16	(128)
EMC Corp./MA	469	FedFundEffective Minus 0.25%	13	4/20/16	291
EMC Corp./MA	798	FedFundEffective Minus 0.25%	21	4/20/16	(166)
EMC Corp./MA	680	FedFundEffective Minus 0.25%	18	4/20/16	(142)
EQT Corp.	625	FedFundEffective Minus 0.25%	46	4/20/16	4,453
Equifax, Inc.	38	FedFundEffective Minus 0.25%	4	4/20/16	(295)
Equifax, Inc.	86	FedFundEffective Minus 0.25%	9	4/20/16	(431)
Equifax, Inc.	263	FedFundEffective Minus 0.25%	25	4/20/16	(3,492)
Estee Lauder Cos., Inc. (The)	196	FedFundEffective Minus 0.25%	15	4/20/16	(933)
Estee Lauder Cos., Inc. (The)	123	FedFundEffective Minus 0.25%	11	4/20/16	1,083
Estee Lauder Cos., Inc. (The)	107	FedFundEffective Minus 0.25%	9	4/20/16	374
Estee Lauder Cos., Inc. (The)	140	FedFundEffective Minus 0.25%	12	4/20/16	489
Estee Lauder Cos., Inc. (The)	200	FedFundEffective Minus 0.25%	17	4/20/16	698
Expeditors International of Washington, Inc.	691	FedFundEffective Minus 0.25%	32	4/20/16	(2,700)
Expeditors International of Washington, Inc.	98	FedFundEffective Minus 0.25%	4	4/20/16	(563)
Expeditors International of Washington, Inc.	221	FedFundEffective Minus 0.25%	10	4/20/16	(629)
Fidelity National Information Services, Inc.	658	FedFundEffective Minus 0.25%	41	4/20/16	(7,210)
Fidelity National Information Services, Inc.	189	FedFundEffective Minus 0.25%	12	4/20/16	(1,529)
FleetCor Technologies, Inc.	67	FedFundEffective Minus 0.25%	10	4/20/16	690

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
FleetCor Technologies, Inc.	27	FedFundEffective Minus 0.25%	$4	4/20/16	$139
FleetCor Technologies, Inc.	211	FedFundEffective Minus 0.25%	33	4/20/16	2,883
Gartner, Inc.	130	FedFundEffective Minus 0.25%	12	4/20/16	(241)
Gartner, Inc.	441	FedFundEffective Minus 0.25%	37	4/20/16	(2,901)
General Mills, Inc.	172	FedFundEffective Minus 0.25%	10	4/20/16	(123)
General Mills, Inc.	72	FedFundEffective Minus 0.25%	4	4/20/16	(167)
General Mills, Inc.	543	FedFundEffective Minus 0.25%	31	4/20/16	(1,322)
Harley-Davidson, Inc.	939	FedFundEffective Minus 0.25%	51	4/20/16	4,543
Henry Schein, Inc.	92	FedFundEffective Minus 0.25%	14	4/20/16	(388)
Henry Schein, Inc.	38	FedFundEffective Minus 0.25%	6	4/20/16	(194)
Henry Schein, Inc.	285	FedFundEffective Minus 0.25%	40	4/20/16	(3,347)
Hess Corp.	59	FedFundEffective Minus 0.25%	3	4/20/16	95
Hess Corp.	161	FedFundEffective Minus 0.25%	10	4/20/16	511
Hess Corp.	513	FedFundEffective Minus 0.25%	37	4/20/16	7,440
Honeywell International, Inc.	57	FedFundEffective Minus 0.25%	6	4/20/16	(130)
Honeywell International, Inc.	140	FedFundEffective Minus 0.25%	15	4/20/16	161
Honeywell International, Inc.	438	FedFundEffective Minus 0.25%	45	4/20/16	(184)
IHS, Inc.	104	FedFundEffective Minus 0.25%	13	4/20/16	590
IHS, Inc.	333	FedFundEffective Minus 0.25%	42	4/20/16	1,771
Illumina, Inc.	259	FedFundEffective Minus 0.25%	52	4/20/16	14,648
Intercontinental Exchange, Inc.	22	FedFundEffective Minus 0.25%	5	4/20/16	(604)
Intercontinental Exchange, Inc.	52	FedFundEffective Minus 0.25%	12	4/20/16	(1,351)
Intercontinental Exchange, Inc.	95	FedFundEffective Minus 0.25%	22	4/20/16	(2,280)
Intercontinental Exchange, Inc.	70	FedFundEffective Minus 0.25%	16	4/20/16	(1,680)
Intuitive Surgical, Inc.	75	FedFundEffective Minus 0.25%	38	4/20/16	1,084
JB Hunt Transport Services, Inc.	385	FedFundEffective Minus 0.25%	32	4/20/16	2,149
JB Hunt Transport Services, Inc.	124	FedFundEffective Minus 0.25%	10	4/20/16	1,005
JB Hunt Transport Services, Inc.	55	FedFundEffective Minus 0.25%	5	4/20/16	306
JM Smucker Co. (The)	88	FedFundEffective Minus 0.25%	10	4/20/16	(638)
JM Smucker Co. (The)	36	FedFundEffective Minus 0.25%	4	4/20/16	(488)
JM Smucker Co. (The)	277	FedFundEffective Minus 0.25%	33	4/20/16	(134)
Kraft Heinz Co. (The)	826	FedFundEffective Minus 0.25%	65	4/20/16	761
Leucadia National Corp.	497	FedFundEffective Minus 0.25%	12	4/20/16	2,074
Leucadia National Corp.	213	FedFundEffective Minus 0.25%	5	4/20/16	677

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Leucadia National Corp.	481	FedFundEffective Minus 0.25%	$11		4/20/16	$1,707
Leucadia National Corp.	1,001	FedFundEffective Minus 0.25%	24		4/20/16	3,782
Level 3 Communications, Inc.	223	FedFundEffective Minus 0.25%	11		4/20/16	(104)
Level 3 Communications, Inc.	692	FedFundEffective Minus 0.25%	35		4/20/16	(21)
Level 3 Communications, Inc.	104	FedFundEffective Minus 0.25%	5		4/20/16	153
Linear Technology Corp.	311	FedFundEffective Minus 0.25%	13		4/20/16	(1,319)
Linear Technology Corp.	119	FedFundEffective Minus 0.25%	5		4/20/16	(574)
Linear Technology Corp.	987	FedFundEffective Minus 0.25%	45		4/20/16	981
Loews Corp.	1,803	FedFundEffective Minus 0.25%	65		4/20/16	(315)
Lowe’s Cos., Inc.	506	FedFundEffective Minus 0.25%	34		4/20/16	(3,865)
Lowe’s Cos., Inc.	367	FedFundEffective Minus 0.25%	26		4/20/16	(1,704)
Lowe’s Cos., Inc.	77	FedFundEffective Minus 0.25%	5		4/20/16	(548)
Marathon Oil Corp.	355	FedFundEffective Minus 0.25%	8		4/20/16	921
Marathon Oil Corp.	145	FedFundEffective Minus 0.25%	3		4/20/16	347
Marathon Oil Corp.	1,089	FedFundEffective Minus 0.25%	31		4/20/16	10,480
Marriott International, Inc./MD	173	FedFundEffective Minus 0.25%	12		4/20/16	(871)
Marriott International, Inc./MD	514	FedFundEffective Minus 0.25%	38		4/20/16	(1,452)
Marriott International, Inc./MD	155	FedFundEffective Minus 0.25%	11		4/20/16	(601)
Marriott International, Inc./MD	72	FedFundEffective Minus 0.25%	5		4/20/16	(219)
McDonald’s Corp.	1	FedFundEffective Minus 0.25%	0	*	4/20/16	(18)
McKesson Corp.	270	FedFundEffective Minus 0.25%	53		4/20/16	4,249
Mead Johnson Nutrition Co.	866	FedFundEffective Minus 0.25%	65		4/20/16	(6,073)
Mondelez International, Inc.	163	FedFundEffective Minus 0.25%	7		4/20/16	(819)
Mondelez International, Inc.	394	FedFundEffective Minus 0.25%	18		4/20/16	(572)
Mondelez International, Inc.	7	FedFundEffective Minus 0.25%	0	*	4/20/16	(62)
Mondelez International, Inc.	350	FedFundEffective Minus 0.25%	13		4/20/16	(3,116)
Mondelez International, Inc.	440	FedFundEffective Minus 0.25%	17		4/20/16	(3,918)
Mondelez International, Inc.	410	FedFundEffective Minus 0.25%	15		4/20/16	(3,650)
Monsanto Co.	115	FedFundEffective Minus 0.25%	12		4/20/16	967
Monsanto Co.	49	FedFundEffective Minus 0.25%	5		4/20/16	401
Monsanto Co.	261	FedFundEffective Minus 0.25%	31		4/20/16	6,577
Monsanto Co.	100	FedFundEffective Minus 0.25%	12		4/20/16	2,520
NextEra Energy, Inc.	52	FedFundEffective Minus 0.25%	5		4/20/16	(44)
NextEra Energy, Inc.	122	FedFundEffective Minus 0.25%	13		4/20/16	173

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
NextEra Energy, Inc.	383	FedFundEffective Minus 0.25%	$40	4/20/16	$63
Norfolk Southern Corp.	107	FedFundEffective Minus 0.25%	9	4/20/16	428
Norfolk Southern Corp.	44	FedFundEffective Minus 0.25%	4	4/20/16	98
Norfolk Southern Corp.	326	FedFundEffective Minus 0.25%	33	4/20/16	6,410
Northern Trust Corp.	212	FedFundEffective Minus 0.25%	16	4/20/16	1,209
Northern Trust Corp.	88	FedFundEffective Minus 0.25%	7	4/20/16	440
Northern Trust Corp.	21	FedFundEffective Minus 0.25%	1	4/20/16	2
Northern Trust Corp.	350	FedFundEffective Minus 0.25%	25	4/20/16	39
Northern Trust Corp.	293	FedFundEffective Minus 0.25%	21	4/20/16	33
Pfizer, Inc.	368	FedFundEffective Minus 0.25%	13	4/20/16	777
Pfizer, Inc.	152	FedFundEffective Minus 0.25%	5	4/20/16	(43)
Pfizer, Inc.	1,159	FedFundEffective Minus 0.25%	41	4/20/16	1,040
PG&E Corp.	279	FedFundEffective Minus 0.25%	15	4/20/16	(342)
PG&E Corp.	117	FedFundEffective Minus 0.25%	6	4/20/16	(328)
PG&E Corp.	877	FedFundEffective Minus 0.25%	46	4/20/16	(1,997)
Polaris Industries, Inc.	407	FedFundEffective Minus 0.25%	52	4/20/16	6,349
PPG Industries, Inc.	112	FedFundEffective Minus 0.25%	12	4/20/16	428
PPG Industries, Inc.	48	FedFundEffective Minus 0.25%	5	4/20/16	(118)
PPG Industries, Inc.	353	FedFundEffective Minus 0.25%	40	4/20/16	3,073
Praxair, Inc.	118	FedFundEffective Minus 0.25%	13	4/20/16	245
Praxair, Inc.	39	FedFundEffective Minus 0.25%	4	4/20/16	(11)
Praxair, Inc.	106	FedFundEffective Minus 0.25%	12	4/20/16	(13)
Praxair, Inc.	166	FedFundEffective Minus 0.25%	20	4/20/16	1,540
Praxair, Inc.	100	FedFundEffective Minus 0.25%	12	4/20/16	928
Priceline Group, Inc. (The)	27	FedFundEffective Minus 0.25%	34	4/20/16	(5,503)
Priceline Group, Inc. (The)	26	FedFundEffective Minus 0.25%	31	4/20/16	(7,087)
Principal Financial Group, Inc.	76	FedFundEffective Minus 0.25%	4	4/20/16	222
Principal Financial Group, Inc.	193	FedFundEffective Minus 0.25%	11	4/20/16	877
Principal Financial Group, Inc.	611	FedFundEffective Minus 0.25%	32	4/20/16	1,267
Progressive Corp. (The)	440	FedFundEffective Minus 0.25%	13	4/20/16	(1,133)
Progressive Corp. (The)	182	FedFundEffective Minus 0.25%	6	4/20/16	(489)
Progressive Corp. (The)	1,387	FedFundEffective Minus 0.25%	38	4/20/16	(8,260)
QUALCOMM, Inc.	182	FedFundEffective Minus 0.25%	12	4/20/16	803
QUALCOMM, Inc.	593	FedFundEffective Minus 0.25%	41	4/20/16	4,836

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Quest Diagnostics, Inc.	161	FedFundEffective Minus 0.25%	$12	4/20/16	$917
Quest Diagnostics, Inc.	501	FedFundEffective Minus 0.25%	36	4/20/16	1,674
Quest Diagnostics, Inc.	71	FedFundEffective Minus 0.25%	5	4/20/16	273
Realogy Holdings Corp.	253	FedFundEffective Minus 0.25%	12	4/20/16	1,858
Realogy Holdings Corp.	105	FedFundEffective Minus 0.25%	5	4/20/16	975
Realogy Holdings Corp.	794	FedFundEffective Minus 0.25%	37	4/20/16	5,911
Republic Services, Inc.	232	FedFundEffective Minus 0.25%	10	4/20/16	(351)
Republic Services, Inc.	96	FedFundEffective Minus 0.25%	4	4/20/16	(264)
Republic Services, Inc.	729	FedFundEffective Minus 0.25%	29	4/20/16	(2,876)
Robert Half International, Inc.	567	FedFundEffective Minus 0.25%	31	4/20/16	1,196
Robert Half International, Inc.	183	FedFundEffective Minus 0.25%	10	4/20/16	381
Robert Half International, Inc.	85	FedFundEffective Minus 0.25%	4	4/20/16	(25)
Roper Technologies, Inc.	29	FedFundEffective Minus 0.25%	5	4/20/16	(662)
Roper Technologies, Inc.	69	FedFundEffective Minus 0.25%	12	4/20/16	(1,368)
Roper Technologies, Inc.	217	FedFundEffective Minus 0.25%	37	4/20/16	(3,395)
Ross Stores, Inc.	260	FedFundEffective Minus 0.25%	14	4/20/16	569
Ross Stores, Inc.	103	FedFundEffective Minus 0.25%	5	4/20/16	173
Ross Stores, Inc.	824	FedFundEffective Minus 0.25%	41	4/20/16	(696)
SBA Communications Corp.	95	FedFundEffective Minus 0.25%	11	4/20/16	82
SBA Communications Corp.	40	FedFundEffective Minus 0.25%	5	4/20/16	(85)
SBA Communications Corp.	298	FedFundEffective Minus 0.25%	36	4/20/16	148
Schlumberger Ltd.	132	FedFundEffective Minus 0.25%	11	4/20/16	553
Schlumberger Ltd.	55	FedFundEffective Minus 0.25%	5	4/20/16	176
Schlumberger Ltd.	417	FedFundEffective Minus 0.25%	38	4/20/16	5,399
Sempra Energy	39	FedFundEffective Minus 0.25%	4	4/20/16	(116)
Sempra Energy	107	FedFundEffective Minus 0.25%	11	4/20/16	(128)
Sempra Energy	342	FedFundEffective Minus 0.25%	37	4/20/16	1,362
Sirius XM Holdings, Inc.	3,043	FedFundEffective Minus 0.25%	12	4/20/16	(372)
Sirius XM Holdings, Inc.	10,457	FedFundEffective Minus 0.25%	41	4/20/16	(1,383)
Southern Copper Corp.	643	FedFundEffective Minus 1.13%	17	4/20/16	(969)
Southern Copper Corp.	506	FedFundEffective Minus 1.13%	14	4/20/16	(29)
Southern Copper Corp.	138	FedFundEffective Minus 1.13%	4	4/20/16	(167)
Southern Copper Corp.	982	FedFundEffective Minus 1.13%	32	4/20/16	4,598
Spectra Energy Corp.	233	FedFundEffective Minus 0.25%	7	4/20/16	319

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Spectra Energy Corp.	97	FedFundEffective Minus 0.25%	$3	4/20/16	$11
Spectra Energy Corp.	715	FedFundEffective Minus 0.25%	27	4/20/16	6,483
Sprint Corp.	10,585	FedFundEffective Minus 0.25%	51	4/20/16	1,020
Stanley Black & Decker, Inc.	79	FedFundEffective Minus 0.25%	8	4/20/16	(116)
Stanley Black & Decker, Inc.	113	FedFundEffective Minus 0.25%	11	4/20/16	(1,132)
Stanley Black & Decker, Inc.	205	FedFundEffective Minus 0.25%	20	4/20/16	(2,053)
State Street Corp.	168	FedFundEffective Minus 0.25%	13	4/20/16	1,262
State Street Corp.	67	FedFundEffective Minus 0.25%	5	4/20/16	294
State Street Corp.	533	FedFundEffective Minus 0.25%	42	4/20/16	4,691
SunTrust Banks, Inc.	309	FedFundEffective Minus 0.25%	14	4/20/16	829
SunTrust Banks, Inc.	128	FedFundEffective Minus 0.25%	6	4/20/16	259
SunTrust Banks, Inc.	162	FedFundEffective Minus 0.25%	7	4/20/16	50
SunTrust Banks, Inc.	600	FedFundEffective Minus 0.25%	25	4/20/16	187
SunTrust Banks, Inc.	210	FedFundEffective Minus 0.25%	9	4/20/16	65
T. Rowe Price Group, Inc.	177	FedFundEffective Minus 0.25%	14	4/20/16	223
T. Rowe Price Group, Inc.	74	FedFundEffective Minus 0.25%	6	4/20/16	(42)
T. Rowe Price Group, Inc.	552	FedFundEffective Minus 0.25%	46	4/20/16	3,449
TE Connectivity Ltd.	227	FedFundEffective Minus 0.25%	14	4/20/16	(1,080)
TE Connectivity Ltd.	71	FedFundEffective Minus 0.25%	4	4/20/16	(310)
TE Connectivity Ltd.	220	FedFundEffective Minus 0.25%	13	4/20/16	(795)
TE Connectivity Ltd.	471	FedFundEffective Minus 0.25%	32	4/20/16	1,919
Tesla Motors, Inc.	209	FedFundEffective Minus 0.25%	52	4/20/16	8,571
Thermo Fisher Scientific, Inc.	90	FedFundEffective Minus 0.25%	13	4/20/16	791
Thermo Fisher Scientific, Inc.	38	FedFundEffective Minus 0.25%	5	4/20/16	224
Thermo Fisher Scientific, Inc.	131	FedFundEffective Minus 0.25%	18	4/20/16	329
Thermo Fisher Scientific, Inc.	100	FedFundEffective Minus 0.25%	13	4/20/16	251
Thermo Fisher Scientific, Inc.	55	FedFundEffective Minus 0.25%	7	4/20/16	138
Twenty-First Century Fox, Inc.	351	FedFundEffective Minus 0.25%	12	4/20/16	1,265
Twenty-First Century Fox, Inc.	138	FedFundEffective Minus 0.25%	5	4/20/16	387
Twenty-First Century Fox, Inc.	1,113	FedFundEffective Minus 0.25%	36	4/20/16	2,109
Under Armour, Inc.	75	FedFundEffective Minus 0.25%	7	4/20/16	3
Under Armour, Inc.	292	FedFundEffective Minus 0.25%	25	4/20/16	(3,189)
Under Armour, Inc.	160	FedFundEffective Minus 0.25%	13	4/20/16	(1,748)
United Parcel Service, Inc.	670	FedFundEffective Minus 0.25%	65	4/20/16	(4,189)

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Universal Health Services, Inc.	45	FedFundEffective Minus 0.25%	$6	4/20/16	$808
Universal Health Services, Inc.	108	FedFundEffective Minus 0.25%	16	4/20/16	2,649
Universal Health Services, Inc.	322	FedFundEffective Minus 0.25%	39	4/20/16	(398)
Universal Health Services, Inc.	20	FedFundEffective Minus 0.25%	2	4/20/16	(25)
Unum Group	362	FedFundEffective Minus 0.25%	13	4/20/16	325
Unum Group	1,202	FedFundEffective Minus 0.25%	41	4/20/16	(1,158)
US Bancorp	271	FedFundEffective Minus 0.25%	12	4/20/16	694
US Bancorp	112	FedFundEffective Minus 0.25%	5	4/20/16	248
US Bancorp	852	FedFundEffective Minus 0.25%	37	4/20/16	678
Verizon Communications, Inc.	213	FedFundEffective Minus 0.25%	10	4/20/16	(202)
Verizon Communications, Inc.	372	FedFundEffective Minus 0.25%	18	4/20/16	554
Verizon Communications, Inc.	360	FedFundEffective Minus 0.25%	18	4/20/16	537
VF Corp.	65	FedFundEffective Minus 0.25%	5	4/20/16	359
VF Corp.	162	FedFundEffective Minus 0.25%	12	4/20/16	1,459
VF Corp.	511	FedFundEffective Minus 0.25%	36	4/20/16	1,658
Western Digital Corp.	122	FedFundEffective Minus 0.25%	10	4/20/16	2,207
Western Digital Corp.	48	FedFundEffective Minus 0.25%	4	4/20/16	439
Western Digital Corp.	384	FedFundEffective Minus 0.25%	37	4/20/16	10,597
Whirlpool Corp.	22	FedFundEffective Minus 0.25%	4	4/20/16	279
Whirlpool Corp.	208	FedFundEffective Minus 0.25%	37	4/20/16	3,528
Whirlpool Corp.	137	FedFundEffective Minus 0.25%	26	4/20/16	3,840
Yahoo!, Inc.	149	FedFundEffective Minus 0.25%	6	4/20/16	334
Yahoo!, Inc.	335	FedFundEffective Minus 0.25%	12	4/20/16	501
Yahoo!, Inc.	1,045	FedFundEffective Minus 0.25%	41	4/20/16	3,799
Zimmer Biomet Holdings, Inc.	450	FedFundEffective Minus 0.25%	45	4/20/16	(2,033)

					$113,456

*	Notional amount less than $500.
(a)	Non-income producing security.
(b)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	As of October 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $0 and gross unrealized depreciation of investments was $(3,720), resulting in net unrealized depreciation of $(3,720).

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

FedFundEffective	-	Federal Funds Effective Rate

AB Market Neutral Strategy - U.S.

October 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Strategy would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Strategy. Unobservable inputs reflect the Strategy’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Strategy’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Strategy’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$97,892		$	– 0	–	$	– 0	–	$97,892
Short-Term Investments:
Investment Companies	574,790			– 0	–		– 0	–	574,790
U.S. Treasury Bills	– 0	–		2,149,930			– 0	–	2,149,930

Total Investments in Securities	672,682			2,149,930			– 0	–	2,822,612
Other Financial Instruments** :
Assets:
Total Return Swaps	– 0	–		593,414			– 0	–	593,414
Liabilities:
Total Return Swaps	– 0	–		(479,958)			– 0	–	(479,958)

Total^	$672,682			$2,263,386		$	– 0	–	$2,936,068

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Strategy recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Strategy. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select Retirement Allocation Fund

Portfolio of Investments

October 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 97.5%
Funds and Investment Trusts - 97.5% (a)
AB All Market Real Return Portfolio - Class Z	13,589	$110,208
AB Bond Inflation Strategy Portfolio - Class Z	17,708	183,806
AB Concentrated Growth Portfolio - Class Z (b)	1,252	35,614
AB Global Bond Fund, Inc. - Class Z	8,798	73,461
AB Global Real Estate Investment Fund II - Class I	10,289	109,373
AB Growth and Income Fund, Inc. - Class Z	25,482	145,760
AB High Income Fund, Inc. - Class Z	21,627	184,043
AB Intermediate Bond Portfolio - Class Z	26,553	294,203
AB Unconstrained Bond Fund, Inc. - Class Z	13,062	110,373
AQR Large Cap Defensive Style Fund - Class R6	11,799	182,419
AQR Risk-Balanced Commodities Strategy LV Fund - Class R6 (b)	4,533	26,793
Franklin Growth Fund - Class R6	466	36,150
Franklin Low Duration Total Return Fund - Class R6	44,251	440,293
iShares 20+ Year Treasury Bond ETF	288	35,361
MFS Institutional International Equity Fund	1,665	36,060
MFS New Discovery Fund - Class R5 (b)	1,460	36,336
MFS Total Return Bond Fund - Class R5	10,297	110,178
MFS Value Fund - Class R5	1,029	36,028
T. Rowe Price Dividend Growth Fund, Inc.	4,977	182,556
T. Rowe Price Emerging Markets Stock Fund	1,060	31,755
T. Rowe Price Inflation Protected Bond Fund, Inc.	18,688	220,704
T. Rowe Price Institutional Long Duration Credit Fund	7,344	73,738
T. Rowe Price International Funds - International Discovery Fund	647	35,960
Templeton Global Bond Fund - Class R6	21,877	256,404
Vanguard FTSE Developed Markets ETF	888	33,780
Vanguard Short-Term Bond ETF	4,667	374,480
Vanguard Total Bond Market ETF	2,158	176,503

Total Investment Companies (cost $3,589,443)		3,572,339

SHORT-TERM INVESTMENTS - 4.1%
Investment Companies - 4.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (a)(c) (cost $150,776)	150,776	150,776

Total Investments - 101.6% (cost $3,740,219) (d)		3,723,115
Other assets less liabilities - (1.6)%		(57,168)

Net Assets - 100.0%		$3,665,947

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $6,093 and gross unrealized depreciation of investments was $(23,197), resulting in net unrealized depreciation of $(17,104).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select Retirement Allocation Fund

October 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$3,572,339	$	– 0	–	$	– 0	–	$3,572,339
Short-Term Investments	150,776		– 0	–		– 0	–	150,776

Total*	$3,723,115	$	– 0	–	$	– 0	–	$3,723,115

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2010 Fund

Portfolio of Investments

October 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 97.3%
Funds and Investment Trusts - 97.3% (a)
AB All Market Growth Portfolio - Class Z	3,677	$31,288
AB All Market Real Return Portfolio - Class Z	15,707	127,382
AB Bond Inflation Strategy Portfolio - Class Z	18,420	191,203
AB Concentrated Growth Portfolio - Class Z (b)	1,112	31,628
AB Global Bond Fund, Inc. - Class Z	11,442	95,543
AB Global Real Estate Investment Fund II - Class I	8,800	93,546
AB Growth and Income Fund, Inc. - Class Z	22,388	128,057
AB High Income Fund, Inc. - Class Z	22,531	191,737
AB Intermediate Bond Portfolio - Class Z	11,516	127,593
AB Unconstrained Bond Fund, Inc. - Class Z	7,400	62,533
AQR Large Cap Defensive Style Fund - Class R6	12,303	190,209
AQR Risk-Balanced Commodities Strategy LV Fund - Class R6 (b)	4,037	23,859
AQR Style Premia Alternative Fund - Class R6	5,965	63,050
Franklin Growth Fund - Class R6	404	31,309
Franklin Low Duration Total Return Fund - Class R6	22,377	222,646
iShares 20+ Year Treasury Bond ETF	252	30,941
iShares Core S&P 500 ETF	693	144,872
MFS Institutional International Equity Fund	1,463	31,693
MFS New Discovery Fund - Class R5 (b)	1,284	31,949
MFS Total Return Bond Fund - Class R5	14,877	159,187
MFS Value Fund - Class R5	916	32,064
T. Rowe Price Dividend Growth Fund, Inc.	4,355	159,752
T. Rowe Price Emerging Markets Stock Fund	2,023	60,611
T. Rowe Price Inflation Protected Bond Fund, Inc.	13,501	159,443
T. Rowe Price Institutional Long Duration Credit Fund	6,367	63,927
T. Rowe Price International Funds - International Discovery Fund	565	31,438
Templeton Global Bond Fund - Class R6	18,941	221,988
Vanguard FTSE Developed Markets ETF	1,717	65,315
Vanguard Mid-Cap ETF	263	32,517
Vanguard Short-Term Bond ETF	1,193	95,726
Vanguard Total Bond Market ETF	1,947	159,245

Total Investment Companies (cost $3,090,195)		3,092,251

SHORT-TERM INVESTMENTS - 3.0%
Investment Companies - 3.0%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (a)(c) (cost $96,414)	96,414	96,414

Total Investments - 100.3% (cost $3,186,609) (d)		3,188,665
Other assets less liabilities - (0.3)%		(8,385)

Net Assets - 100.0%		$3,180,280

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $21,188 and gross unrealized depreciation of investments was $(19,132), resulting in net unrealized appreciation of $2,056.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2010 Fund

October 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$3,092,251	$	– 0	–	$	– 0	–	$3,092,251
Short-Term Investments	96,414		– 0	–		– 0	–	96,414

Total*	$3,188,665	$	– 0	–	$	– 0	–	$3,188,665

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2015 Fund

Portfolio of Investments

October 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 96.2%
Funds and Investment Trusts - 96.2% (a)
AB All Market Growth Portfolio - Class Z	27,404	$233,211
AB All Market Real Return Portfolio - Class Z	86,371	700,472
AB Bond Inflation Strategy Portfolio - Class Z	112,544	1,168,204
AB Concentrated Growth Portfolio - Class Z (b)	7,870	223,830
AB Global Bond Fund, Inc. - Class Z	111,886	934,247
AB Global Real Estate Investment Fund II - Class I	87,200	926,932
AB Growth and Income Fund, Inc. - Class Z	161,979	926,518
AB High Income Fund, Inc. - Class Z	192,764	1,640,418
AB Intermediate Bond Portfolio - Class Z	63,337	701,770
AB Unconstrained Bond Fund, Inc. - Class Z	55,344	467,660
AQR Large Cap Defensive Style Fund - Class R6	89,999	1,391,387
AQR Long-Short Equity Fund - Class R6	35,956	454,843
AQR Risk-Balanced Commodities Strategy LV Fund - Class R6 (b)	39,461	233,213
AQR Style Premia Alternative Fund - Class R6	66,008	697,708
Franklin Growth Fund - Class R6	6,005	465,645
Franklin Low Duration Total Return Fund - Class R6	22,479	223,671
iShares 20+ Year Treasury Bond ETF	1,914	235,001
iShares Core S&P 500 ETF	8,329	1,741,177
MFS Institutional International Equity Fund	21,486	465,393
MFS New Discovery Fund - Class R5 (b)	9,133	227,331
MFS Total Return Bond Fund - Class R5	65,445	700,258
MFS Value Fund - Class R5	6,486	227,149
T. Rowe Price Dividend Growth Fund, Inc.	37,957	1,392,253
T. Rowe Price Emerging Markets Stock Fund	22,638	678,224
T. Rowe Price Inflation Protected Bond Fund, Inc.	98,973	1,168,877
T. Rowe Price Institutional Long Duration Credit Fund	46,678	468,646
T. Rowe Price International Funds - International Discovery Fund	4,034	224,265
Templeton Global Bond Fund - Class R6	139,060	1,629,777
Vanguard FTSE Developed Markets ETF	18,989	722,342
Vanguard Mid-Cap ETF	1,816	224,530
Vanguard Total Bond Market ETF	11,431	934,941

Total Investment Companies (cost $22,209,634)		22,429,893

SHORT-TERM INVESTMENTS - 3.9%
Investment Companies - 3.9%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (a)(c) (cost $908,012)	908,012	908,012

Total Investments - 100.1% (cost $23,117,646) (d)		23,337,905
Other assets less liabilities - (0.1)%		(20,433)

Net Assets - 100.0%		$23,317,472

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $261,672 and gross unrealized depreciation of investments was $(41,413), resulting in net unrealized appreciation of $220,259.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2015 Fund

October 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$22,429,893	$	– 0	–	$	– 0	–	$22,429,893
Short-Term Investments	908,012		– 0	–		– 0	–	908,012

Total*	$23,337,905	$	– 0	–	$	– 0	–	$23,337,905

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2020 Fund

Portfolio of Investments

October 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 95.3%
Funds and Investment Trusts - 95.3% (a)
AB All Market Growth Portfolio - Class Z	37,265	$317,121
AB All Market Real Return Portfolio - Class Z	117,445	952,482
AB Bond Inflation Strategy Portfolio - Class Z	91,818	953,075
AB Concentrated Growth Portfolio - Class Z (b)	10,657	303,082
AB Discovery Value Fund - Class Z	15,723	310,210
AB Global Bond Fund, Inc. - Class Z	152,126	1,270,254
AB Global Real Estate Investment Fund II - Class I	118,578	1,260,486
AB Growth and Income Fund, Inc. - Class Z	275,344	1,574,970
AB High Income Fund, Inc. - Class Z	299,427	2,548,125
AB Intermediate Bond Portfolio - Class Z	57,409	636,087
AB Unconstrained Bond Fund, Inc. - Class Z	75,254	635,896
AQR Large Cap Defensive Style Fund - Class R6	122,383	1,892,046
AQR Long-Short Equity Fund - Class R6	74,977	948,454
AQR Risk-Balanced Commodities Strategy LV Fund - Class R6 (b)	53,658	317,116
AQR Small Cap Momentum Style Fund - Class R6	15,335	307,470
AQR Style Premia Alternative Fund - Class R6	59,841	632,520
Franklin Growth Fund - Class R6	12,249	949,816
iShares 20+ Year Treasury Bond ETF	2,603	319,596
iShares Core S&P 500 ETF	11,326	2,367,700
MFS Institutional International Equity Fund	29,218	632,856
MFS New Discovery Fund - Class R5 (b)	12,429	309,364
MFS Total Return Bond Fund - Class R5	29,664	317,403
MFS Value Fund - Class R5	27,023	946,362
T. Rowe Price Dividend Growth Fund, Inc.	51,614	1,893,196
T. Rowe Price Emerging Markets Stock Fund	30,783	922,245
T. Rowe Price Inflation Protected Bond Fund, Inc.	80,750	953,655
T. Rowe Price Institutional Long Duration Credit Fund	63,467	637,209
T. Rowe Price International Funds - International Discovery Fund	11,425	635,231
Templeton Global Bond Fund - Class R6	189,092	2,216,155
Vanguard FTSE Developed Markets ETF	25,425	967,167
Vanguard Mid-Cap ETF	2,465	304,773
Vanguard Total Bond Market ETF	15,543	1,271,262

Total Investment Companies (cost $30,420,135)		30,503,384

SHORT-TERM INVESTMENTS - 2.7%
Investment Companies - 2.7%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (a)(c) (cost $868,840)	868,840	868,840

Total Investments - 98.0% (cost $31,288,975) (d)		31,372,224
Other assets less liabilities - 2.0%		631,838

Net Assets - 100.0%		$32,004,062

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $249,656 and gross unrealized depreciation of investments was $(166,407), resulting in net unrealized appreciation of $83,249.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2020 Fund

October 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$30,503,384	$	– 0	–	$	– 0	–	$30,503,384
Short-Term Investments	868,840		– 0	–		– 0	–	868,840

Total*	$31,372,224	$	– 0	–	$	– 0	–	$31,372,224

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2025 Fund

Portfolio of Investments

October 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 94.7%
Funds and Investment Trusts - 94.7% (a)
AB All Market Growth Portfolio - Class Z	99,681	$848,289
AB All Market Real Return Portfolio - Class Z	104,721	849,285
AB Concentrated Growth Portfolio - Class Z (b)	29,014	825,170
AB Discovery Growth Fund, Inc. - Class Z (b)	44,924	420,492
AB Discovery Value Fund - Class Z	21,141	417,113
AB Global Bond Fund, Inc. - Class Z	203,476	1,699,022
AB Global Real Estate Investment Fund II - Class I	158,581	1,685,713
AB Growth and Income Fund, Inc. - Class Z	515,486	2,948,580
AB High Income Fund, Inc. - Class Z	400,532	3,408,529
AB Intermediate Bond Portfolio - Class Z	76,754	850,436
AB Unconstrained Bond Fund, Inc. - Class Z	48,688	411,410
AQR Large Cap Defensive Style Fund - Class R6	163,671	2,530,347
AQR Long-Short Equity Fund - Class R6	99,376	1,257,106
AQR Risk-Balanced Commodities Strategy LV Fund - Class R6 (b)	69,157	408,715
AQR Small Cap Momentum Style Fund - Class R6	20,885	418,753
AQR Style Premia Alternative Fund - Class R6	78,619	831,002
Franklin Growth Fund - Class R6	21,618	1,676,271
iShares Core S&P 500 ETF	13,129	2,744,617
MFS Institutional International Equity Fund	58,612	1,269,547
MFS New Discovery Fund - Class R5 (b)	16,835	419,035
MFS Value Fund - Class R5	48,189	1,687,580
T. Rowe Price Dividend Growth Fund, Inc.	69,029	2,531,969
T. Rowe Price Emerging Markets Stock Fund	34,784	1,042,131
T. Rowe Price Inflation Protected Bond Fund, Inc.	72,004	850,370
T. Rowe Price Institutional Long Duration Credit Fund	84,899	852,382
T. Rowe Price International Funds - International Discovery Fund	15,281	849,619
Templeton Global Bond Fund - Class R6	216,775	2,540,597
Vanguard FTSE Developed Markets ETF	46,068	1,752,427
Vanguard FTSE Emerging Markets ETF	17,627	614,125
Vanguard Mid-Cap ETF	3,276	405,045
Vanguard Total Bond Market ETF	15,592	1,275,270

Total Investment Companies (cost $40,100,608)		40,320,947

SHORT-TERM INVESTMENTS - 4.0%
Investment Companies - 4.0%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (a)(c) (cost $1,693,441)	1,693,441	1,693,441

Total Investments - 98.7% (cost $41,794,049) (d)		42,014,388
Other assets less liabilities - 1.3%		533,621

Net Assets - 100.0%		$42,548,009

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $422,736 and gross unrealized depreciation of investments was $(202,397), resulting in net unrealized appreciation of $220,339.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2025 Fund

October 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$40,320,947	$	– 0	–	$	– 0	–	$40,320,947
Short-Term Investments	1,693,441		– 0	–		– 0	–	1,693,441

Total*	$42,014,388	$	– 0	–	$	– 0	–	$42,014,388

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2030 Fund

Portfolio of Investments

October 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 94.2%
Funds and Investment Trusts - 94.2% (a)
AB All Market Growth Portfolio - Class Z	80,417	$684,352
AB All Market Real Return Portfolio - Class Z	42,240	342,569
AB Concentrated Growth Portfolio - Class Z (b)	23,887	679,351
AB Discovery Growth Fund, Inc. - Class Z (b)	35,448	331,795
AB Discovery Value Fund - Class Z	34,669	684,025
AB Global Bond Fund, Inc. - Class Z	164,159	1,370,731
AB Global Real Estate Investment Fund II - Class I	127,957	1,360,187
AB Growth and Income Fund, Inc. - Class Z	534,800	3,059,055
AB High Income Fund, Inc. - Class Z	242,387	2,062,717
AB Intermediate Bond Portfolio - Class Z	61,923	686,103
AB Unconstrained Bond Fund, Inc. - Class Z	40,601	343,077
AQR Large Cap Defensive Style Fund - Class R6	132,063	2,041,686
AQR Long-Short Equity Fund - Class R6	107,872	1,364,583
AQR Risk-Balanced Commodities Strategy LV Fund - Class R6 (b)	57,898	342,178
AQR Small Cap Momentum Style Fund - Class R6	17,012	341,082
AQR Style Premia Alternative Fund - Class R6	32,290	341,307
Franklin Growth Fund - Class R6	17,622	1,366,398
iShares Core S&P 500 ETF	8,962	1,873,506
MFS Institutional International Equity Fund	63,051	1,365,692
MFS New Discovery Fund - Class R5 (b)	27,506	684,635
MFS Value Fund - Class R5	77,762	2,723,209
T. Rowe Price Dividend Growth Fund, Inc.	46,414	1,702,453
T. Rowe Price Emerging Markets Stock Fund	39,515	1,183,855
T. Rowe Price International Funds - International Discovery Fund	12,329	685,489
Templeton Global Bond Fund - Class R6	116,594	1,366,480
Vanguard FTSE Developed Markets ETF	36,799	1,399,834
Vanguard FTSE Emerging Markets ETF	14,221	495,460
Vanguard Mid-Cap ETF	5,402	667,903
Vanguard Total Bond Market ETF	12,579	1,028,836

Total Investment Companies (cost $32,311,350)		32,578,548

SHORT-TERM INVESTMENTS - 5.0%
Investment Companies - 5.0%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (a)(c) (cost $1,710,485)	1,710,485	1,710,485

Total Investments - 99.2% (cost $34,021,835) (d)		34,289,033
Other assets less liabilities - 0.8%		293,128

Net Assets - 100.0%		$34,582,161

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $404,795 and gross unrealized depreciation of investments was $(137,597), resulting in net unrealized appreciation of $267,198.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2030 Fund

October 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$32,578,548	$	– 0	–	$	– 0	–	$32,578,548
Short-Term Investments	1,710,485		– 0	–		– 0	–	1,710,485

Total*	$34,289,033	$	– 0	–	$	– 0	–	$34,289,033

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2035 Fund

Portfolio of Investments

October 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 94.0%
Funds and Investment Trusts - 94.0% (a)
AB All Market Growth Portfolio - Class Z	95,529	$812,949
AB All Market Real Return Portfolio - Class Z	1,373	11,133
AB Concentrated Growth Portfolio - Class Z (b)	37,826	1,075,763
AB Discovery Value Fund - Class Z	41,189	812,664
AB Global Bond Fund, Inc. - Class Z	31,130	259,938
AB Global Real Estate Investment Fund II - Class I	75,986	807,732
AB Growth and Income Fund, Inc. - Class Z	658,683	3,767,666
AB High Income Fund, Inc. - Class Z	127,955	1,088,901
AB Intermediate Bond Portfolio - Class Z	49,039	543,350
AQR Large Cap Defensive Style Fund - Class R6	87,140	1,347,182
AQR Long-Short Equity Fund - Class R6	85,421	1,080,578
AQR Risk-Balanced Commodities Strategy LV Fund - Class R6 (b)	43,878	259,321
AQR Small Cap Momentum Style Fund - Class R6	26,818	537,701
Franklin Growth Fund - Class R6	17,291	1,340,708
iShares Core S&P 500 ETF	5,764	1,204,964
MFS Institutional International Equity Fund	49,460	1,071,309
MFS New Discovery Fund - Class R5 (b)	21,711	540,389
MFS Value Fund - Class R5	69,268	2,425,783
T. Rowe Price Dividend Growth Fund, Inc.	29,113	1,067,853
T. Rowe Price Emerging Markets Stock Fund	31,296	937,623
T. Rowe Price International Funds - International Discovery Fund	14,645	814,281
Templeton Global Bond Fund - Class R6	69,248	811,585
Vanguard FTSE Developed Markets ETF	36,537	1,389,868
Vanguard FTSE Emerging Markets ETF	19,029	662,970
Vanguard Mid-Cap ETF	4,181	516,939
Vanguard Total Bond Market ETF	6,641	543,167

Total Investment Companies (cost $25,516,607)		25,732,317

SHORT-TERM INVESTMENTS - 4.5%
Investment Companies - 4.5%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (a)(c) (cost $1,220,621)	1,220,621	1,220,621

Total Investments - 98.5% (cost $26,737,228) (d)		26,952,938
Other assets less liabilities - 1.5%		418,613

Net Assets - 100.0%		$27,371,551

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $349,876 and gross unrealized depreciation of investments was $(134,166), resulting in net unrealized appreciation of $215,710.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2035 Fund

October 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$25,732,317	$	– 0	–	$	– 0	–	$25,732,317
Short-Term Investments	1,220,621		– 0	–		– 0	–	1,220,621

Total*	$26,952,938	$	– 0	–	$	– 0	–	$26,952,938

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2040 Fund

Portfolio of Investments

October 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 95.5%
Funds and Investment Trusts - 95.5% (a)
AB All Market Growth Portfolio - Class Z	81,280	$691,689
AB All Market Real Return Portfolio - Class Z	1,029	8,342
AB Concentrated Growth Portfolio - Class Z (b)	48,306	1,373,834
AB Discovery Value Fund - Class Z	35,042	691,383
AB Global Real Estate Investment Fund II - Class I	43,124	458,409
AB Growth and Income Fund, Inc. - Class Z	640,895	3,665,917
AB High Income Fund, Inc. - Class Z	54,375	462,732
AB Intermediate Bond Portfolio - Class Z	41,713	462,184
AQR Large Cap Defensive Style Fund - Class R6	44,507	688,079
AQR Long-Short Equity Fund - Class R6	72,697	919,622
AQR Risk-Balanced Commodities Strategy LV Fund - Class R6 (b)	29,260	172,924
AQR Small Cap Momentum Style Fund - Class R6	22,928	459,711
Franklin Growth Fund - Class R6	17,812	1,381,148
iShares Core S&P 500 ETF	4,941	1,032,916
MFS Institutional International Equity Fund	53,112	1,150,412
MFS New Discovery Fund - Class R5 (b)	27,800	691,940
MFS Value Fund - Class R5	78,621	2,753,302
T. Rowe Price Dividend Growth Fund, Inc.	18,771	688,507
T. Rowe Price Emerging Markets Stock Fund	26,622	797,585
T. Rowe Price International Funds - International Discovery Fund	12,459	692,740
Templeton Global Bond Fund - Class R6	19,643	230,219
Vanguard FTSE Developed Markets ETF	30,615	1,164,595
Vanguard FTSE Emerging Markets ETF	22,799	794,317
Vanguard Mid-Cap ETF	1,558	192,631
Vanguard Total Bond Market ETF	5,651	462,195

Total Investment Companies (cost $22,172,545)		22,087,333

SHORT-TERM INVESTMENTS - 7.8%
Investment Companies - 7.8%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (a)(c) (cost $1,810,545)	1,810,545	1,810,545

Total Investments - 103.3% (cost $23,983,090) (d)		23,897,878
Other assets less liabilities - (3.3)%		(760,525)

Net Assets - 100.0%		$23,137,353

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $155,879 and gross unrealized depreciation of investments was $(241,091), resulting in net unrealized depreciation of $(85,212).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2040 Fund

October 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$22,087,333	$	– 0	–	$	– 0	–	$22,087,333
Short-Term Investments	1,810,545		– 0	–		– 0	–	1,810,545

Total*	$23,897,878	$	– 0	–	$	– 0	–	$23,897,878

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2045 Fund

Portfolio of Investments

October 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 95.5%
Funds and Investment Trusts - 95.5% (a)
AB All Market Growth Portfolio - Class Z	50,950	$433,581
AB All Market Real Return Portfolio - Class Z	720	5,838
AB Concentrated Growth Portfolio - Class Z (b)	30,265	860,734
AB Discovery Value Fund - Class Z	29,287	577,827
AB Global Real Estate Investment Fund II - Class I	27,021	287,229
AB Growth and Income Fund, Inc. - Class Z	401,554	2,296,887
AB High Income Fund, Inc. - Class Z	16,542	140,769
AB Intermediate Bond Portfolio - Class Z	26,154	289,791
AQR Large Cap Defensive Style Fund - Class R6	8,995	139,067
AQR Long-Short Equity Fund - Class R6	45,560	576,339
AQR Risk-Balanced Commodities Strategy LV Fund - Class R6 (b)	12,228	72,267
AQR Small Cap Momentum Style Fund - Class R6	14,369	288,096
Franklin Growth Fund - Class R6	11,164	865,692
iShares Core S&P 500 ETF	3,149	658,299
MFS Institutional International Equity Fund	39,945	865,217
MFS New Discovery Fund - Class R5 (b)	17,427	433,761
MFS Value Fund - Class R5	57,476	2,012,813
T. Rowe Price Dividend Growth Fund, Inc.	7,842	287,641
T. Rowe Price Emerging Markets Stock Fund	16,691	500,064
T. Rowe Price International Funds - International Discovery Fund	10,414	579,012
Templeton Global Bond Fund - Class R6	12,312	144,303
Vanguard FTSE Developed Markets ETF	19,152	728,542
Vanguard FTSE Emerging Markets ETF	14,188	494,310
Vanguard Mid-Cap ETF	993	122,775
Vanguard Total Bond Market ETF	3,618	295,916

Total Investment Companies (cost $13,942,895)		13,956,770

SHORT-TERM INVESTMENTS - 8.4%
Investment Companies - 8.4%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (a)(c) (cost $1,219,763)	1,219,763	1,219,763

Total Investments - 103.9% (cost $15,162,658) (d)		15,176,533
Other assets less liabilities - (3.9)%		(564,155)

Net Assets - 100.0%		$14,612,378

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $133,214 and gross unrealized depreciation of investments was $(119,339), resulting in net unrealized appreciation of $13,875.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2045 Fund

October 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$13,956,770	$	– 0	–	$	– 0	–	$13,956,770
Short-Term Investments	1,219,763		– 0	–		– 0	–	1,219,763

Total*	$15,176,533	$	– 0	–	$	– 0	–	$15,176,533

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2050 Fund

Portfolio of Investments

October 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 95.2%
Funds and Investment Trusts - 95.2% (a)
AB All Market Growth Portfolio - Class Z	29,000	$246,789
AB All Market Real Return Portfolio - Class Z	269	2,185
AB Concentrated Growth Portfolio - Class Z (b)	10,770	306,309
AB Discovery Value Fund - Class Z	12,503	246,684
AB Global Real Estate Investment Fund II - Class I	11,538	122,644
AB Growth and Income Fund, Inc. - Class Z	171,458	980,742
AB High Income Fund, Inc. - Class Z	7,280	61,954
AB Intermediate Bond Portfolio - Class Z	11,164	123,699
AQR Long-Short Equity Fund - Class R6	14,589	184,549
AQR Risk-Balanced Commodities Strategy LV Fund - Class R6 (b)	5,232	30,921
AQR Small Cap Momentum Style Fund - Class R6	6,135	123,004
Franklin Growth Fund - Class R6	6,355	492,758
iShares Core S&P 500 ETF	1,323	276,573
MFS Institutional International Equity Fund	17,054	369,382
MFS New Discovery Fund - Class R5 (b)	7,441	185,201
MFS Value Fund - Class R5	24,541	859,416
T. Rowe Price Emerging Markets Stock Fund	11,255	337,184
T. Rowe Price International Funds - International Discovery Fund	4,445	247,159
Templeton Global Bond Fund - Class R6	5,256	61,604
Vanguard FTSE Developed Markets ETF	8,245	313,640
Vanguard FTSE Emerging Markets ETF	6,101	212,559
Vanguard Mid-Cap ETF	452	55,885
Vanguard Total Bond Market ETF	1,512	123,666

Total Investment Companies (cost $5,985,686)		5,964,507

SHORT-TERM INVESTMENTS - 4.9%
Investment Companies - 4.9%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (a)(c) (cost $308,704)	308,704	308,704

Total Investments - 100.1% (cost $6,294,390) (d)		6,273,211
Other assets less liabilities - (0.1)%		(6,481)

Net Assets - 100.0%		$6,266,730

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $45,995 and gross unrealized depreciation of investments was $(67,174), resulting in net unrealized depreciation of $(21,179).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2050 Fund

October 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$5,964,507	$	– 0	–	$	– 0	–	$5,964,507
Short-Term Investments	308,704		– 0	–		– 0	–	308,704

Total*	$6,273,211	$	– 0	–	$	– 0	–	$6,273,211

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Multi-Manager Select 2055 Fund

Portfolio of Investments

October 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 94.5%
Funds and Investment Trusts - 94.5% (a)
AB All Market Growth Portfolio - Class Z	31,364	$266,907
AB All Market Real Return Portfolio - Class Z	389	3,152
AB Concentrated Growth Portfolio - Class Z (b)	11,708	332,979
AB Discovery Value Fund - Class Z	13,651	269,342
AB Global Real Estate Investment Fund II - Class I	12,554	133,445
AB Growth and Income Fund, Inc. - Class Z	187,242	1,071,025
AB High Income Fund, Inc. - Class Z	7,695	65,480
AB Intermediate Bond Portfolio - Class Z	12,141	134,524
AQR Long-Short Equity Fund - Class R6	15,932	201,544
AQR Risk-Balanced Commodities Strategy LV Fund - Class R6 (b)	5,467	32,310
AQR Small Cap Momentum Style Fund - Class R6	6,579	131,903
Franklin Growth Fund - Class R6	6,933	537,614
iShares Core S&P 500 ETF	1,443	301,659
MFS Institutional International Equity Fund	18,688	404,785
MFS New Discovery Fund - Class R5 (b)	8,092	201,417
MFS Value Fund - Class R5	26,731	936,131
T. Rowe Price Emerging Markets Stock Fund	12,299	368,459
T. Rowe Price International Funds - International Discovery Fund	4,837	268,951
Templeton Global Bond Fund - Class R6	5,556	65,111
Vanguard FTSE Developed Markets ETF	8,709	331,290
Vanguard FTSE Emerging Markets ETF	6,586	229,456
Vanguard Mid-Cap ETF	484	59,842
Vanguard Total Bond Market ETF	1,645	134,544

Total Investment Companies (cost $6,499,253)		6,481,870

SHORT-TERM INVESTMENTS - 4.4%
Investment Companies - 4.4%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (a)(c) (cost $301,908)	301,908	301,908

Total Investments - 98.9% (cost $6,801,161) (d)		6,783,778
Other assets less liabilities - 1.1%		72,745

Net Assets - 100.0%		$6,856,523

(a)	To obtain a copy of the Underlying Portfolios’ shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $47,901 and gross unrealized depreciation of investments was $(65,284), resulting in net unrealized depreciation of $(17,383).

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Multi-Manager Select 2055 Fund

October 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$6,481,870	$	– 0	–	$	– 0	–	$6,481,870
Short-Term Investments	301,908		– 0	–		– 0	–	301,908

Total*	$6,783,778	$	– 0	–	$	– 0	–	$6,783,778

*	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc. - AB Small Cap Growth Portfolio

Portfolio of Investments

October 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Information Technology - 29.0%
Communications Equipment - 1.6%
Ciena Corp. (a)	891,366	$21,517,575

Electronic Equipment, Instruments & Components - 0.3%
Zebra Technologies Corp.-Class A (a)	51,648	3,971,731

Internet Software & Services - 4.4%
Cimpress NV (a)(b)	178,868	14,112,685
CoStar Group, Inc. (a)	102,338	20,781,778
Demandware, Inc. (a)(b)	155,523	8,818,154
GrubHub, Inc. (a)(b)	116,883	2,802,854
HomeAway, Inc. (a)	376,506	11,882,530
Pandora Media, Inc. (a)	627	7,217

		58,405,218

IT Services - 2.0%
Heartland Payment Systems, Inc.	241,003	17,834,222
VeriFone Systems, Inc. (a)	289,984	8,740,118

		26,574,340

Semiconductors & Semiconductor Equipment - 5.1%
Cavium, Inc. (a)	245,217	17,398,146
Mellanox Technologies Ltd. (a)	142,343	6,705,779
Monolithic Power Systems, Inc.	239,919	14,975,744
Silicon Laboratories, Inc. (a)	286,292	14,306,011
Synaptics, Inc. (a)	160,136	13,625,972

		67,011,652

Software - 15.6%
Aspen Technology, Inc. (a)	186,336	7,712,447
Blackbaud, Inc.	263,820	16,538,876
Fortinet, Inc. (a)	347,119	11,927,009
Guidewire Software, Inc. (a)	358,207	20,858,394
HubSpot, Inc. (a)	392,115	20,342,926
Infoblox, Inc. (a)	863,128	14,077,618
Proofpoint, Inc. (a)	272,205	19,174,120
Qlik Technologies, Inc. (a)	517,083	16,220,894
RingCentral, Inc.-Class A (a)	528,770	9,782,245
SolarWinds, Inc. (a)	145,814	8,461,586
SS&C Technologies Holdings, Inc.	218,631	16,211,489
Tableau Software, Inc.-Class A (a)	152,216	12,780,055
Take-Two Interactive Software, Inc. (a)	495,775	16,459,730
Ultimate Software Group, Inc. (The) (a)	77,729	15,883,921

		206,431,310

		383,911,826

Health Care - 24.2%
Biotechnology - 8.3%
ACADIA Pharmaceuticals, Inc. (a)	224,764	7,826,282

Company	Shares	U.S. $ Value
Aimmune Therapeutics, Inc. (a)(b)	246,246	$3,706,002
Alder Biopharmaceuticals, Inc. (a)	214,711	6,866,458
Amicus Therapeutics, Inc. (a)(b)	658,949	4,942,117
Anacor Pharmaceuticals, Inc. (a)	125,613	14,120,157
Chiasma, Inc. (a)(b)	230,453	5,240,501
DBV Technologies SA (Sponsored ADR) (a)	133,224	4,618,876
Dyax Corp. (a)	502,737	13,840,350
Heron Therapeutics, Inc. (a)(b)	199,795	5,478,379
Isis Pharmaceuticals, Inc. (a)	95,345	4,590,862
Otonomy, Inc. (a)	234,829	5,081,700
PTC Therapeutics, Inc. (a)(b)	194,795	4,844,552
Sage Therapeutics, Inc. (a)	135,543	6,808,325
TESARO, Inc. (a)	155,228	7,058,217
Ultragenyx Pharmaceutical, Inc. (a)	118,266	11,749,727
Xencor, Inc. (a)(b)	345,983	3,746,996

		110,519,501

Health Care Equipment & Supplies - 7.1%
Align Technology, Inc. (a)	255,642	16,734,325
DexCom, Inc. (a)	198,701	16,555,767
Glaukos Corp. (a)(b)	237,408	4,757,656
K2M Group Holdings, Inc. (a)	763,530	13,934,422
LDR Holding Corp. (a)	242,789	6,142,562
Neovasc, Inc. (a)	811,562	4,536,632
Nevro Corp. (a)	324,675	13,237,000
Penumbra, Inc. (a)(b)	117,787	4,361,653
Sirona Dental Systems, Inc. (a)	127,251	13,886,902

		94,146,919

Health Care Providers & Services - 6.0%
Acadia Healthcare Co., Inc. (a)	250,460	15,380,749
Amsurg Corp. (a)	175,769	12,319,649
Diplomat Pharmacy, Inc. (a)(b)	447,078	12,567,363
Premier, Inc.-Class A (a)	407,485	13,777,068
Team Health Holdings, Inc. (a)	418,035	24,944,148

		78,988,977

Life Sciences Tools & Services - 1.1%
ICON PLC (a)	226,852	14,489,037

Pharmaceuticals - 1.7%
Aerie Pharmaceuticals, Inc. (a)(b)	145,475	3,318,285
Akorn, Inc. (a)	128,198	3,428,014
Aratana Therapeutics, Inc. (a)(b)	460,832	3,221,216
Flamel Technologies SA (Sponsored ADR) (a)	304,742	4,991,674
GW Pharmaceuticals PLC (ADR) (a)(b)	52,180	4,126,916

Company	Shares	U.S. $ Value
Medicines Co. (The) (a)	108,708	$3,722,162

		22,808,267

		320,952,701

Consumer Discretionary - 17.3%
Distributors - 2.1%
Pool Corp.	345,818	28,198,000

Diversified Consumer Services - 3.3%
2U, Inc. (a)(b)	668,402	14,023,074
Bright Horizons Family Solutions, Inc. (a)	353,155	22,608,983
Capella Education Co.	148,764	6,716,695

		43,348,752

Hotels, Restaurants & Leisure - 5.4%
Buffalo Wild Wings, Inc. (a)	100,514	15,506,295
Dave & Buster’s Entertainment, Inc. (a)	245,610	9,475,634
Diamond Resorts International, Inc. (a)(b)	805,025	22,894,911
Planet Fitness, Inc. (a)(b)	722,618	11,807,578
Zoe’s Kitchen, Inc. (a)(b)	357,541	12,310,136

		71,994,554

Household Durables - 1.7%
Honest Co. (The) (c)(d)	29,639	1,132,634
Tempur Sealy International, Inc. (a)	272,248	21,191,784

		22,324,418

Media - 1.2%
National CineMedia, Inc.	1,080,612	15,344,690

Multiline Retail - 0.7%
Ollie’s Bargain Outlet Holdings, Inc. (a)(b)	608,415	9,643,378

Specialty Retail - 2.9%
Five Below, Inc. (a)	496,003	17,032,743
Lithia Motors, Inc.-Class A	184,252	21,629,342

		38,662,085

		229,515,877

Industrials - 14.9%
Aerospace & Defense - 1.7%
Hexcel Corp.	470,255	21,782,212

Construction & Engineering - 1.8%
Dycom Industries, Inc. (a)	314,014	23,893,325

Industrial Conglomerates - 1.5%
Carlisle Cos., Inc.	231,523	20,142,501

Machinery - 5.6%
IDEX Corp.	260,721	20,012,944
Lincoln Electric Holdings, Inc.	272,273	16,284,648
Middleby Corp. (The) (a)	149,837	17,521,939
RBC Bearings, Inc. (a)	190,799	13,048,744

Company	Shares	U.S. $ Value
Valmont Industries, Inc.	72,730	$7,886,841

		74,755,116

Marine - 1.3%
Kirby Corp. (a)	263,303	17,191,053

Road & Rail - 1.1%
Genesee & Wyoming, Inc.-Class A (a)	213,993	14,358,930

Trading Companies & Distributors - 1.9%
H&E Equipment Services, Inc.	785,702	15,171,906
United Rentals, Inc. (a)	132,504	9,919,249

		25,091,155

		197,214,292

Financials - 7.1%
Banks - 5.5%
IBERIABANK Corp.	160,259	9,716,503
PrivateBancorp, Inc.	315,418	13,193,935
Signature Bank/New York NY (a)	118,526	17,650,892
SVB Financial Group (a)	138,299	16,882,159
Western Alliance Bancorp (a)	425,193	15,200,650

		72,644,139

Capital Markets - 1.6%
Houlihan Lokey, Inc. (a)	400,733	8,780,060
Stifel Financial Corp. (a)	279,127	12,401,612

		21,181,672

		93,825,811

Materials - 2.8%
Chemicals - 1.8%
PolyOne Corp.	710,865	23,771,325

Construction Materials - 1.0%
Summit Materials, Inc.-Class A (a)	663,015	13,963,096

		37,734,421

Energy - 2.5%
Energy Equipment & Services - 1.5%
Dril-Quip, Inc. (a)	164,984	10,156,415
Oil States International, Inc. (a)	339,668	10,193,437

		20,349,852

Oil, Gas & Consumable Fuels - 1.0%
Matador Resources Co. (a)	489,255	12,578,746

		32,928,598

Consumer Staples - 1.3%
Food & Staples Retailing - 0.6%
Chefs’ Warehouse, Inc. (The) (a)(b)	538,289	8,155,079

Company	Shares	U.S. $ Value
Food Products - 0.7%
Freshpet, Inc. (a)(b)	954,029	$9,301,783

		17,456,862

Total Common Stocks (cost $1,123,268,622)		1,313,540,388

SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.13% (e)(f) (cost $25,305,010)	25,305,010	25,305,010

Total Investments Before Security Lending Collateral for Securities Loaned - 101.0% (cost $1,148,573,632)		1,338,845,398

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 8.9%
Investment Companies - 8.9%
AB Exchange Reserves-Class I, 0.14% (e)(f) (cost $117,621,049)	117,621,049	117,621,049

Total Investments - 109.9% (cost $1,266,194,681) (g)		1,456,466,447
Other assets less liabilities - (9.9)%		(131,656,028)

Net Assets - 100.0%		$1,324,810,419

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(g)	As of October 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $259,650,699 and gross unrealized depreciation of investments was $(69,378,933), resulting in net unrealized appreciation of $190,271,766.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Cap Fund, Inc. - AB Small Cap Growth Portfolio

October 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks:
Information Technology	$383,911,826		$	– 0	–	$	– 0	–	$383,911,826
Health Care	320,952,701			– 0	–		– 0	–	320,952,701
Consumer Discretionary	228,383,243			– 0	–		1,132,634		229,515,877
Industrials	197,214,292			– 0	–		– 0	–	197,214,292
Financials	93,825,811			– 0	–		– 0	–	93,825,811
Materials	37,734,421			– 0	–		– 0	–	37,734,421
Energy	32,928,598			– 0	–		– 0	–	32,928,598
Consumer Staples	17,456,862			– 0	–		– 0	–	17,456,862
Short-Term Investments	25,305,010			– 0	–		– 0	–	25,305,010
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	117,621,049			– 0	–		– 0	–	117,621,049

Total Investments in Securities	1,455,333,813			– 0	–		1,132,634		1,456,466,447
Other Financial Instruments*	– 0	–		– 0	–		– 0	–	– 0	–

Total+	$1,455,333,813		$	– 0	–		$1,132,634		$1,456,466,447

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks			Total
Balance as of 7/31/15	$	– 0	–	$	– 0	–
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		(223,498)			(223,498)
Purchases		1,356,132			1,356,132
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 10/31/15		$1,132,634			$1,132,634

Net change in unrealized appreciation/depreciation from investments held as of 10/31/15		$(223,498)			$(223,498)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 21, 2015